Schedule of Investments (unaudited)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$50,808

Aerospace & Defense — 1.1%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	60	57,157
BAE Systems PLC, 5.80%, 10/11/41(a)	10	10,887
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	50	39,652
3.38%, 06/15/46 (Call 12/15/45)	42	29,118
3.55%, 03/01/38 (Call 09/01/37)(b)	30	23,256
3.60%, 05/01/34 (Call 02/01/34)	50	41,721
3.65%, 03/01/47 (Call 09/01/46)	40	28,825
3.75%, 02/01/50 (Call 08/01/49)	60	44,693
3.85%, 11/01/48 (Call 05/01/48)	35	26,054
3.90%, 05/01/49 (Call 11/01/48)	50	37,917
5.71%, 05/01/40 (Call 11/01/39)	110	108,310
5.81%, 05/01/50 (Call 11/01/49)	255	251,402
5.88%, 02/15/40	35	34,791
5.93%, 05/01/60 (Call 11/01/59)	170	166,241
6.88%, 03/15/39	50	54,482
Bombardier Inc., 7.45%, 05/01/34(a)	40	32,900
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	31	28,038
4.25%, 04/01/40 (Call 10/01/39)	60	59,431
4.25%, 04/01/50 (Call 10/01/49)	45	44,982
Howmet Aerospace Inc., 5.95%, 02/01/37(b)	30	30,048
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	25,373
5.05%, 04/27/45 (Call 10/27/44)	15	15,192
6.15%, 12/15/40	20	22,762
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	23,603
3.60%, 03/01/35 (Call 09/01/34)	35	33,591
3.80%, 03/01/45 (Call 09/01/44)	45	41,625
4.07%, 12/15/42	70	68,074
4.09%, 09/15/52 (Call 03/15/52)	47	46,068
4.15%, 06/15/53	20	19,682
4.30%, 06/15/62	20	19,942
4.50%, 05/15/36 (Call 11/15/35)	31	32,117
4.70%, 05/15/46 (Call 11/15/45)	67	70,629
5.72%, 06/01/40	25	28,661
Series B, 6.15%, 09/01/36	35	41,629
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	30,974
4.03%, 10/15/47 (Call 04/15/47)	58	53,802
4.75%, 06/01/43	78	79,049
5.05%, 11/15/40	35	36,669
5.25%, 05/01/50 (Call 11/01/49)	75	83,095
Raytheon Technologies Corp.
3.03%, 03/15/52 (Call 09/15/51)	75	58,789
3.13%, 07/01/50 (Call 01/01/50)	50	40,345
3.75%, 11/01/46 (Call 05/01/46)	75	66,586
4.05%, 05/04/47 (Call 11/04/46)	40	37,330
4.15%, 05/15/45 (Call 11/16/44)	74	69,393
4.35%, 04/15/47 (Call 10/15/46)	60	58,024
4.45%, 11/16/38 (Call 05/16/38)	65	64,493
4.50%, 06/01/42	185	185,622
4.63%, 11/16/48 (Call 05/16/48)	30	30,663
4.70%, 12/15/41	35	35,218
Security	Par (000)	Value

Aerospace & Defense (continued)
4.80%, 12/15/43 (Call 06/15/43)	$30	$30,428
4.88%, 10/15/40	36	37,137
		2,636,470
Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	98	73,188
4.00%, 02/04/61 (Call 08/04/60)(b)	60	42,893
4.25%, 08/09/42	68	54,718
4.45%, 05/06/50 (Call 11/06/49)	40	31,674
4.50%, 05/02/43	65	53,644
5.38%, 01/31/44	100	94,628
5.80%, 02/14/39 (Call 08/14/38)	61	60,327
5.95%, 02/14/49 (Call 08/14/48)	125	120,331
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	51,399
4.02%, 04/16/43	45	42,710
4.50%, 03/15/49 (Call 09/15/48)	70	73,438
4.54%, 03/26/42	2	2,044
BAT Capital Corp.
3.98%, 09/25/50 (Call 03/25/50)	60	43,137
4.39%, 08/15/37 (Call 02/15/37)	125	107,562
4.54%, 08/15/47 (Call 02/15/47)	120	94,979
4.76%, 09/06/49 (Call 03/06/49)	60	48,278
5.65%, 03/16/52 (Call 09/16/51)	30	27,299
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	85	68,866
3.88%, 05/23/49 (Call 11/23/48)(a)	25	23,189
Philip Morris International Inc.
3.88%, 08/21/42	44	36,319
4.13%, 03/04/43	50	42,675
4.25%, 11/10/44	76	65,830
4.38%, 11/15/41	47	42,095
4.50%, 03/20/42	45	40,613
4.88%, 11/15/43	65	61,415
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	60	59,546
5.85%, 08/15/45 (Call 02/15/45)	115	107,108
7.25%, 06/15/37	36	39,619
		1,609,524
Airlines — 0.0%
British Airways Pass Through Trust, Series 2019-1, Class AA, 3.30%, 06/15/34(a)(b)	9	8,427
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	37	31,430
		39,857
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	40	35,452
3.38%, 03/27/50 (Call 09/27/49)	75	66,330
3.63%, 05/01/43 (Call 11/01/42)	65	60,154
3.88%, 11/01/45 (Call 05/01/45)	45	42,968
		204,904
Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	36	36,639
Ford Motor Co.
4.75%, 01/15/43	90	74,258
5.29%, 12/08/46 (Call 06/08/46)(b)	65	57,232
7.40%, 11/01/46	20	20,884

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co.
5.00%, 04/01/35	$63	$59,939
5.15%, 04/01/38 (Call 10/01/37)	50	46,659
5.40%, 04/01/48 (Call 10/01/47)	57	52,878
5.95%, 04/01/49 (Call 10/01/48)	65	64,236
6.25%, 10/02/43	73	74,821
6.60%, 04/01/36 (Call 10/01/35)	88	95,242
		582,788
Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	20,873
5.40%, 03/15/49 (Call 09/15/48)	40	38,557
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	50	40,257
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	31	26,609
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33 (Call 01/30/33)(b)	30	26,815
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(b)	20	18,447
		171,558
Banks — 4.1%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(c)	229	176,074
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(c)	70	51,410
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(c)	110	82,911
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(c)	113	105,351
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(c)	305	281,207
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(c)	161	156,571
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(c)	166	159,986
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(c)	145	141,175
5.00%, 01/21/44	127	131,493
5.88%, 02/07/42	115	131,967
7.75%, 05/14/38	125	163,444
Series L, 4.75%, 04/21/45	45	43,758
Barclays PLC, 4.95%, 01/10/47	260	258,118
BNP Paribas SA, 2.82%, 01/26/41(a)	200	143,936
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(c)	100	77,583
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(c)	95	86,885
4.65%, 07/30/45	67	66,225
4.65%, 07/23/48 (Call 06/23/48)	55	54,921
4.75%, 05/18/46	110	105,192
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(c)	97	103,421
6.13%, 08/25/36	100	111,583
6.68%, 09/13/43	85	102,281
8.13%, 07/15/39	111	154,047
Commonwealth Bank of Australia, 3.74%, 09/12/39(a)	200	168,620
Cooperatieve Rabobank U.A., 5.25%, 08/04/45	250	256,942
Fifth Third Bancorp., 8.25%, 03/01/38(b)	67	89,673
Goldman Sachs Capital I, 6.30%, 02/15/34	45	50,270
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(c)	100	77,868
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(c)	150	122,564
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(c)	35	29,344
Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(c)	$123	$115,458
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(c)	111	107,260
4.75%, 10/21/45 (Call 04/21/45)	87	87,425
4.80%, 07/08/44 (Call 01/08/44)	96	96,751
5.15%, 05/22/45	80	82,295
6.25%, 02/01/41	136	160,636
6.45%, 05/01/36	30	34,170
6.75%, 10/01/37	213	251,440
HSBC Holdings PLC
6.50%, 09/15/37	175	196,170
6.80%, 06/01/38	130	148,126
Intesa Sanpaolo SpA, 4.95%, 06/01/42 (Call 06/01/41)(a)(c)	50	37,867
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(c)	117	87,762
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(c)	95	78,291
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(c)	126	98,621
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(c)	175	142,198
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(c)	152	142,869
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(c)	180	162,983
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(c)	100	91,456
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(c)	115	109,657
4.95%, 06/01/45	90	91,980
5.50%, 10/15/40	81	89,098
5.60%, 07/15/41	104	115,963
5.63%, 08/16/43	90	99,280
6.40%, 05/15/38	123	147,709
KfW
0.00%, 04/18/36(d)	130	84,301
0.00%, 06/29/37(d)	120	73,412
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	197,008
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	96	91,403
4.29%, 07/26/38	95	91,642
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(c)	75	55,671
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(c)	70	66,835
4.30%, 01/27/45	241	229,844
4.38%, 01/22/47	140	135,636
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(c)	82	80,785
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(c)	106	122,674
6.38%, 07/24/42	52	63,627
Societe Generale SA, 3.63%, 03/01/41(a)	200	145,070
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	194,308
Sumitomo Mitsui Financial Group Inc., 2.93%, 09/17/41	50	38,203
Wachovia Corp., 5.50%, 08/01/35	70	74,227
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(c)	220	182,105
3.90%, 05/01/45	105	96,321
4.61%, 04/25/53	115	113,385
4.65%, 11/04/44	130	124,488
4.90%, 11/17/45	118	116,960
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(c)	285	298,535

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.38%, 11/02/43	$66	$69,578
5.61%, 01/15/44	120	129,450
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	303,845
Westpac Banking Corp.
3.13%, 11/18/41	70	53,554
4.42%, 07/24/39	95	88,392
		9,781,544
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	308	311,209
4.90%, 02/01/46 (Call 08/01/45)	470	469,271
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	85	81,331
4.70%, 02/01/36 (Call 08/01/35)	80	80,739
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38 (Call 10/15/37)	130	125,154
4.44%, 10/06/48 (Call 04/06/48)	131	122,355
4.50%, 06/01/50 (Call 12/01/49)	140	133,188
4.60%, 04/15/48 (Call 10/15/47)	153	145,942
4.60%, 06/01/60 (Call 12/01/59)	84	78,858
4.75%, 04/15/58 (Call 10/15/57)	95	91,257
5.55%, 01/23/49 (Call 07/23/48)	185	201,983
5.80%, 01/23/59 (Call 07/23/58)	110	124,030
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	20	18,690
4.50%, 07/15/45 (Call 01/15/45)	47	45,248
Coca-Cola Co. (The)
2.50%, 06/01/40	91	74,022
2.50%, 03/15/51	110	82,990
2.60%, 06/01/50	100	77,196
2.75%, 06/01/60	15	11,244
2.88%, 05/05/41	100	85,427
3.00%, 03/05/51	40	33,426
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	45	37,116
4.10%, 02/15/48 (Call 08/15/47)	45	39,237
5.25%, 11/15/48 (Call 05/15/48)	25	25,493
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	55	51,061
5.88%, 09/30/36	45	52,325
Diageo Investment Corp.
4.25%, 05/11/42	42	40,877
7.45%, 04/15/35	10	13,180
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	131,688
Heineken NV
4.00%, 10/01/42(a)	10	9,014
4.35%, 03/29/47 (Call 09/29/46)(a)	40	38,257
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	45	37,800
4.42%, 12/15/46 (Call 06/15/46)	30	27,806
4.50%, 11/15/45 (Call 05/15/45)	40	37,206
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	109	95,274
5.00%, 05/01/42	50	48,331
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	25	20,610
2.75%, 10/21/51 (Call 04/21/51)	25	20,219
3.38%, 07/29/49 (Call 01/29/49)	47	41,487
Security	Par (000)	Value

Beverages (continued)
3.45%, 10/06/46 (Call 04/06/46)	$34	$30,535
3.63%, 03/19/50 (Call 09/19/49)	119	111,949
		3,303,025
Biotechnology — 0.7%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	197	139,909
3.00%, 01/15/52 (Call 07/15/51)	100	74,659
3.15%, 02/21/40 (Call 08/21/39)	165	136,531
3.38%, 02/21/50 (Call 08/21/49)	180	145,298
4.66%, 06/15/51 (Call 12/15/50)	175	173,793
4.95%, 10/01/41	111	113,146
5.15%, 11/15/41 (Call 05/15/41)	96	100,446
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	64	66,207
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	100	73,014
3.25%, 02/15/51 (Call 08/15/50)(a)	74	54,322
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	115	105,872
4.50%, 02/01/45 (Call 08/01/44)	125	120,091
4.60%, 09/01/35 (Call 03/01/35)	95	98,318
4.75%, 03/01/46 (Call 09/01/45)	138	137,925
4.80%, 04/01/44 (Call 10/01/43)	115	116,051
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	25	19,641
3.35%, 09/02/51 (Call 03/02/51)	25	17,688
3.55%, 09/02/50 (Call 03/02/50)	80	58,811
		1,751,722
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	95	77,817
3.58%, 04/05/50 (Call 10/05/49)	95	76,635
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	40	32,690
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	37,340
4.63%, 07/02/44 (Call 01/02/44)	30	28,341
4.95%, 07/02/64 (Call 01/02/64)(e)	18	16,921
Lafarge SA, 7.13%, 07/15/36	25	30,614
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	15,039
4.25%, 12/15/47 (Call 06/15/47)	55	48,736
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	21,721
4.50%, 05/15/47 (Call 11/15/46)	22	19,980
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	32	27,898
4.40%, 01/30/48 (Call 07/30/47)	25	21,908
7.00%, 12/01/36	20	22,685
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	37,415
4.70%, 03/01/48 (Call 09/01/47)	30	29,049
		544,789
Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	40	32,598
2.80%, 05/15/50 (Call 11/15/49)	40	30,724
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	20	19,991
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)(b)	15	15,910

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(f)	$200	$207,528
CF Industries Inc.
4.95%, 06/01/43	47	45,518
5.15%, 03/15/34	40	41,174
5.38%, 03/15/44	35	35,608
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	59	58,368
4.38%, 11/15/42 (Call 05/15/42)	77	73,097
4.63%, 10/01/44 (Call 04/01/44)	35	33,764
4.80%, 05/15/49 (Call 11/15/48)	70	69,294
5.25%, 11/15/41 (Call 05/15/41)	51	52,888
9.40%, 05/15/39	38	56,391
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	86	90,256
5.42%, 11/15/48 (Call 05/15/48)	90	95,414
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	39	36,775
4.80%, 09/01/42 (Call 03/01/42)	35	33,576
Ecolab Inc.
2.70%, 12/15/51 (Call 06/15/51)	40	30,035
2.75%, 08/18/55 (Call 02/18/55)	77	56,667
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	35	32,208
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(f)	40	41,684
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	75	60,448
4.38%, 06/01/47 (Call 12/01/46)	45	40,124
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	65	59,139
Lubrizol Corp. (The), 6.50%, 10/01/34	15	18,297
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	53	51,331
5.25%, 07/15/43	38	38,512
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	30	24,641
3.63%, 04/01/51 (Call 10/01/50)	56	45,158
3.80%, 10/01/60 (Call 04/01/60)	30	23,209
4.20%, 10/15/49 (Call 04/15/49)	60	53,121
4.20%, 05/01/50 (Call 11/01/49)	30	26,540
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	36	33,047
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	15	11,992
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	30	28,505
5.63%, 11/15/43 (Call 05/15/43)	35	37,430
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	27,239
4.13%, 03/15/35 (Call 09/15/34)	45	43,156
4.90%, 06/01/43 (Call 12/01/42)	40	40,806
5.00%, 04/01/49 (Call 10/01/48)	25	26,074
5.25%, 01/15/45 (Call 07/15/44)	20	20,982
5.63%, 12/01/40	41	45,047
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	20	17,625
5.25%, 06/01/45 (Call 12/01/44)	15	14,851
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	40	29,224
3.30%, 05/15/50 (Call 11/15/49)	30	23,616
3.80%, 08/15/49 (Call 02/15/49)	30	25,773
4.00%, 12/15/42 (Call 06/15/42)	30	26,031
4.50%, 06/01/47 (Call 12/01/46)	65	62,432
4.55%, 08/01/45 (Call 02/01/45)	10	9,323
Security	Par (000)	Value

Chemicals (continued)
Westlake Corp.
4.38%, 11/15/47 (Call 05/15/47)	$50	$45,112
5.00%, 08/15/46 (Call 02/15/46)	41	40,693
		2,238,946
Commercial Services — 0.9%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	41	35,773
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	11,391
4.32%, 08/01/45	25	25,062
4.70%, 11/01/2111	25	24,199
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	200	218,592
Duke University
Series 2020, 2.68%, 10/01/44	30	24,051
Series 2020, 2.76%, 10/01/50	40	30,905
Series 2020, 2.83%, 10/01/55	15	11,293
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	30	23,684
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	70	61,211
7.00%, 10/15/37(a)	95	114,690
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	24,924
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	17,675
George Washington University (The)
4.87%, 09/15/45	40	41,666
Series 2014, 4.30%, 09/15/44	20	19,440
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	23,710
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	33,743
Series B, 4.32%, 04/01/49 (Call 10/01/48)	46	43,802
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	55	45,856
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	25	24,407
Series A, 2.81%, 01/01/60 (Call 07/01/59)	30	22,242
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	7,341
3.60%, 05/01/48 (Call 11/01/47)	65	61,840
Massachusetts Institute of Technology
3.89%, 07/01/2116	25	21,442
3.96%, 07/01/38	25	24,984
4.68%, 07/01/2114	30	31,012
5.60%, 07/01/2111	30	37,379
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	8,368
Series G, 2.29%, 07/01/51 (Call 01/01/51)	45	32,619
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	70	50,937
3.25%, 05/20/50 (Call 11/20/49)	45	35,036
5.25%, 07/15/44	51	53,514
Northeastern University, Series 2020, 2.89%, 10/01/50	30	22,811
Northwestern University
4.64%, 12/01/44	15	15,870
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	25	22,202
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	22,665
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	69	54,631
5.05%, 06/01/52 (Call 12/01/51)	30	30,869
5.25%, 06/01/62	30	30,392
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	25,964
3.15%, 07/15/46 (Call 01/15/46)	35	30,425

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.88%, 10/15/40	$115	$127,049
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	15	11,266
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	86	71,183
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	25	23,742
Trustees of Princeton University (The)
5.70%, 03/01/39	40	48,826
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	40	30,847
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	11,545
4.67%, 09/01/2112	15	14,892
University of Chicago (The), 4.00%, 10/01/53 (Call 04/01/53)	70	67,296
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	50,532
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	22,905
3.03%, 10/01/39	25	21,589
5.25%, 10/01/2111	25	26,670
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	15	14,070
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	25	20,199
5.50%, 06/15/45 (Call 12/15/44)	40	41,634
William Marsh Rice University, 3.57%, 05/15/45	65	58,841
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	38	27,816
		2,189,519
Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	60	47,776
2.40%, 08/20/50 (Call 06/20/50)	90	66,547
2.55%, 08/20/60 (Call 02/20/60)	60	43,733
2.65%, 05/11/50 (Call 11/11/49)	158	123,559
2.65%, 02/08/51 (Call 08/08/50)	150	116,293
2.70%, 08/05/51 (Call 02/05/51)	95	73,925
2.85%, 08/05/61 (Call 02/05/61)	100	76,465
3.45%, 02/09/45	150	136,008
3.85%, 05/04/43	190	183,561
3.85%, 08/04/46 (Call 02/04/46)	105	101,010
4.25%, 02/09/47 (Call 08/09/46)	80	81,698
4.38%, 05/13/45	141	145,420
4.50%, 02/23/36 (Call 08/23/35)	100	107,725
4.65%, 02/23/46 (Call 08/23/45)	200	215,102
Dell Inc., 6.50%, 04/15/38	30	31,081
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)	25	18,980
3.45%, 12/15/51 (Call 06/15/51)(a)	25	18,100
8.10%, 07/15/36 (Call 01/15/36)	54	65,457
8.35%, 07/15/46 (Call 01/15/46)	33	43,753
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	63	69,694
6.35%, 10/15/45 (Call 04/15/45)	70	75,527
HP Inc., 6.00%, 09/15/41	67	71,047
International Business Machines Corp.
4.00%, 06/20/42	155	141,951
4.25%, 05/15/49	110	103,110
4.70%, 02/19/46	130	129,202
5.60%, 11/30/39	35	38,541
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	30	29,124
		2,354,389
Security	Par (000)	Value

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	$10	$10,781
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	35	32,847
4.00%, 08/15/45	60	57,852
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	45,987
4.15%, 03/15/47 (Call 09/15/46)	10	9,676
4.38%, 06/15/45 (Call 12/15/44)	20	19,655
6.00%, 05/15/37	35	41,188
Procter & Gamble Co. (The)
3.55%, 03/25/40	35	32,801
3.60%, 03/25/50	25	23,708
		274,495
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	20	17,662
4.20%, 05/15/47 (Call 11/15/46)	20	18,888
4.60%, 06/15/45 (Call 12/15/44)	55	54,727
		91,277
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41 (Call 04/29/41)	175	136,607
American Express Co., 4.05%, 12/03/42	87	81,347
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	25	17,503
2.85%, 08/05/51 (Call 02/05/51)(a)	45	32,206
3.50%, 09/10/49 (Call 03/10/49)(a)	40	32,689
4.00%, 10/02/47 (Call 04/02/47)(a)	20	17,441
4.45%, 07/15/45(a)	30	28,207
5.00%, 06/15/44(a)	30	30,242
Brookfield Finance Inc.
3.63%, 02/15/52 (Call 08/15/51)	5	3,901
4.70%, 09/20/47 (Call 03/20/47)	83	77,561
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	55	42,143
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	107	119,593
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	97	73,667
3.00%, 09/15/60 (Call 03/15/60)	95	67,103
4.25%, 09/21/48 (Call 03/21/48)	95	87,796
4.95%, 06/15/52	35	36,098
5.20%, 06/15/62 (Call 12/15/61)	35	35,558
Invesco Finance PLC, 5.38%, 11/30/43	45	46,078
Jefferies Group LLC, 6.25%, 01/15/36	65	68,621
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	50	51,664
Legg Mason Inc., 5.63%, 01/15/44	45	48,613
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	50	46,091
3.80%, 11/21/46 (Call 05/21/46)	121	113,417
3.85%, 03/26/50 (Call 09/26/49)	75	71,084
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	64	48,306
Navient Corp., 5.63%, 08/01/33	30	23,539
Raymond James Financial Inc., 4.95%, 07/15/46	60	61,019
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(a)	45	36,879
Visa Inc.
2.70%, 04/15/40 (Call 10/15/39)(b)	97	81,721
4.15%, 12/14/35 (Call 06/14/35)	170	175,122
4.30%, 12/14/45 (Call 06/14/45)	187	190,964

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 6.20%, 11/17/36	$46	$48,242
		2,031,022
Electric — 5.9%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	150,714
AEP Texas Inc., 5.25%, 05/15/52 (Call 11/15/51)	10	10,694
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	35	30,972
3.80%, 06/15/49 (Call 12/15/48)	55	48,331
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	25	19,266
3.13%, 07/15/51 (Call 01/15/51)	30	23,451
3.45%, 10/01/49 (Call 04/01/49)	65	54,107
4.15%, 08/15/44 (Call 02/15/44)	50	45,685
6.00%, 03/01/39	55	62,514
Series A, 4.30%, 07/15/48 (Call 01/15/48)	32	30,146
Series B, 3.70%, 12/01/47 (Call 06/01/47)	50	43,582
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	22,876
3.70%, 12/01/47 (Call 06/01/47)	40	35,350
4.15%, 03/15/46 (Call 09/15/45)	30	28,390
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	41,638
Appalachian Power Co.
7.00%, 04/01/38	76	91,812
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	37,466
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	25	19,206
3.50%, 12/01/49 (Call 06/01/49)	30	23,733
3.75%, 05/15/46 (Call 11/15/45)	40	33,711
4.20%, 08/15/48 (Call 02/15/48)	30	26,764
4.35%, 11/15/45 (Call 05/15/45)	25	22,418
4.50%, 04/01/42 (Call 10/01/41)	16	14,876
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	30	28,584
Baltimore Gas & Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	45	39,875
4.25%, 09/15/48 (Call 03/15/48)	10	9,530
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	30	26,124
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	55	48,313
4.25%, 10/15/50 (Call 04/15/50)	60	56,620
4.45%, 01/15/49 (Call 07/15/48)	68	65,936
4.50%, 02/01/45 (Call 08/01/44)	58	55,827
4.60%, 05/01/53(a)	20	20,011
5.15%, 11/15/43 (Call 05/15/43)	35	36,356
6.13%, 04/01/36	106	122,428
Black Hills Corp., 4.20%, 09/15/46 (Call 03/15/46)	30	26,314
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	43,845
3.95%, 03/01/48 (Call 09/01/47)	30	28,068
4.50%, 04/01/44 (Call 10/01/43)	60	60,021
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	14,727
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	11,794
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	30	29,041
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	35	34,603
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)(f)	175	172,045
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(f)	200	146,538
Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	$50	$44,221
3.70%, 03/01/45 (Call 09/01/44)	15	13,055
4.00%, 03/01/49 (Call 09/01/48)	40	36,989
4.35%, 11/15/45 (Call 05/15/45)	50	47,707
4.70%, 01/15/44 (Call 07/15/43)	45	45,636
6.45%, 01/15/38	30	35,939
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	35,816
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	50	40,306
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	5	4,645
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	25	23,921
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	14,160
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	50	41,110
3.85%, 06/15/46 (Call 12/15/45)(b)	50	43,750
3.95%, 03/01/43 (Call 09/01/42)	40	35,762
4.45%, 03/15/44 (Call 09/15/43)	65	61,981
4.50%, 12/01/45 (Call 06/01/45)	55	52,161
4.50%, 05/15/58 (Call 11/15/57)	60	56,209
4.63%, 12/01/54 (Call 06/01/54)	45	43,400
Series 08-B, 6.75%, 04/01/38	60	72,286
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	60	52,196
Series C, 4.00%, 11/15/57 (Call 05/15/57)	45	38,711
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	31,577
Series E, 4.65%, 12/01/48 (Call 06/01/48)	55	54,070
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	50	49,321
6.25%, 10/01/39	53	55,945
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	56	44,942
4.05%, 05/15/48 (Call 11/15/47)	65	61,463
4.35%, 04/15/49 (Call 10/15/48)	60	59,033
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	35	31,045
Dominion Energy Inc.
7.00%, 06/15/38	35	41,918
Series A, 4.60%, 03/15/49 (Call 09/15/48)	40	38,632
Series B, 5.95%, 06/15/35	55	60,410
Series C, 4.05%, 09/15/42 (Call 03/15/42)	45	40,199
Series C, 4.90%, 08/01/41 (Call 02/01/41)	50	49,853
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	29,340
5.10%, 06/01/65 (Call 12/01/64)	35	36,177
5.45%, 02/01/41 (Call 08/01/40)	25	26,884
6.05%, 01/15/38	56	64,232
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	30	23,860
3.70%, 03/15/45 (Call 09/15/44)	55	48,503
3.75%, 08/15/47 (Call 02/15/47)	35	31,049
4.30%, 07/01/44 (Call 01/01/44)	30	28,847
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	23,336
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	37,707
Series B, 3.65%, 03/01/52 (Call 09/01/51)	5	4,472
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	35	30,620
3.70%, 12/01/47 (Call 06/01/47)	40	35,364
3.75%, 06/01/45 (Call 12/01/44)(b)	50	44,176
3.88%, 03/15/46 (Call 09/15/45)	50	45,740
3.95%, 03/15/48 (Call 09/15/47)	45	41,269

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 12/15/41 (Call 06/15/41)	$40	$38,403
6.00%, 01/15/38	30	34,555
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	90	74,835
3.95%, 08/15/47 (Call 02/15/47)	50	42,292
4.80%, 12/15/45 (Call 06/15/45)	45	43,410
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	45	35,242
3.40%, 10/01/46 (Call 04/01/46)	50	41,979
3.85%, 11/15/42 (Call 05/15/42)	25	22,447
6.35%, 09/15/37	45	52,711
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	40	34,968
6.12%, 10/15/35	35	38,836
6.35%, 08/15/38	35	40,747
6.45%, 04/01/39	45	52,760
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	45	36,236
Duke Energy Progress LLC
2.90%, 08/15/51 (Call 02/15/51)	50	38,623
3.60%, 09/15/47 (Call 03/15/47)	40	34,655
3.70%, 10/15/46 (Call 04/15/46)	50	43,938
4.10%, 05/15/42 (Call 11/15/41)	45	42,306
4.10%, 03/15/43 (Call 09/15/42)	50	46,756
4.15%, 12/01/44 (Call 06/01/44)	40	37,442
4.20%, 08/15/45 (Call 02/15/45)	55	51,949
4.38%, 03/30/44 (Call 09/30/43)	25	24,208
6.30%, 04/01/38	25	29,469
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	62,695
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	9,711
6.00%, 05/15/35	26	28,470
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	70	66,455
4.88%, 01/22/44(a)	90	79,812
4.95%, 10/13/45 (Call 04/13/45)(a)	95	85,254
5.00%, 09/21/48 (Call 03/21/48)(a)	90	82,005
6.00%, 01/22/2114(a)	65	61,866
6.95%, 01/26/39(a)	105	119,190
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	70,368
Enel Finance International NV
4.75%, 05/25/47(a)(b)	35	33,822
6.80%, 09/15/37(a)	115	135,800
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	35	25,643
4.20%, 04/01/49 (Call 10/01/48)	40	38,554
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	15	12,356
Entergy Louisiana LLC
3.10%, 06/15/41 (Call 12/15/40)	50	41,547
4.20%, 09/01/48 (Call 03/01/48)	100	96,968
4.95%, 01/15/45 (Call 01/15/25)	50	50,185
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	21,537
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	50	41,806
4.50%, 03/30/39 (Call 09/30/38)	35	33,784
Evergy Kansas Central Inc.
4.10%, 04/01/43 (Call 10/01/42)	40	36,397
4.13%, 03/01/42 (Call 09/01/41)	56	52,441
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	45	41,072
5.30%, 10/01/41 (Call 04/01/41)	40	42,627
Security	Par (000)	Value

Electric (continued)
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	$35	$27,934
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(a)	35	31,379
4.45%, 04/15/46 (Call 10/15/45)	70	66,486
4.70%, 04/15/50 (Call 10/15/49)	65	63,982
5.10%, 06/15/45 (Call 12/15/44)	65	66,887
5.63%, 06/15/35	55	58,986
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	40	29,703
Series C, 5.35%, 07/15/47 (Call 01/15/47)	50	46,403
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	21,356
5.45%, 07/15/44 (Call 01/15/44)(a)	20	19,104
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	50	39,644
3.70%, 12/01/47 (Call 06/01/47)	35	31,927
3.95%, 03/01/48 (Call 09/01/47)	55	52,313
3.99%, 03/01/49 (Call 09/01/48)	30	28,219
4.05%, 06/01/42 (Call 12/01/41)	35	33,703
4.05%, 10/01/44 (Call 04/01/44)	35	33,438
4.13%, 02/01/42 (Call 08/01/41)	40	38,804
4.13%, 06/01/48 (Call 12/01/47)	45	43,306
5.25%, 02/01/41 (Call 08/01/40)	25	27,092
5.63%, 04/01/34	40	46,014
5.69%, 03/01/40	45	51,536
5.95%, 02/01/38	25	28,942
5.96%, 04/01/39	25	28,902
Georgia Power Co.
4.30%, 03/15/42	85	77,757
5.13%, 05/15/52	15	15,587
Series 10-C, 4.75%, 09/01/40	50	47,506
Series B, 3.70%, 01/30/50 (Call 07/30/49)	55	45,612
Great River Energy, 6.25%, 07/01/38(a)	36	39,620
Iberdrola International BV, 6.75%, 07/15/36	40	48,611
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	67,426
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)(b)	21	19,219
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 06/30/22)(f)	200	155,688
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	40	30,066
6.25%, 07/15/39	40	46,625
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	30	31,205
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	8,669
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	65	67,421
Massachusetts Electric Co., 5.90%, 11/15/39(a)	55	60,791
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(f)	146	141,493
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	65	57,696
3.95%, 08/01/47 (Call 02/01/47)	55	51,003
4.25%, 07/15/49 (Call 01/15/49)	75	72,775
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	169,832
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	37,156
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	30	30,981
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	35	33,698
4.40%, 11/01/48 (Call 05/01/48)	30	29,130

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Nevada Power Co., Series R, 6.75%, 07/01/37	$35	$41,990
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	44	37,053
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52 (Call 07/15/51)(b)	30	22,634
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	45	31,950
4.12%, 11/28/42(a)	50	42,618
4.28%, 10/01/34 (Call 04/01/34)(a)	45	44,192
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	41	35,572
3.60%, 05/15/46 (Call 11/15/45)	40	35,694
4.00%, 08/15/45 (Call 02/15/45)	15	13,671
4.13%, 05/15/44 (Call 11/15/43)	40	37,994
5.35%, 11/01/39	30	33,335
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	22,662
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	43,055
5.50%, 03/15/40	10	11,017
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)(a)	20	18,234
5.38%, 11/01/40	50	50,610
5.95%, 11/01/39(b)	72	78,309
Ohio Edison Co., 6.88%, 07/15/36	30	36,119
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	105	92,732
4.15%, 04/01/48 (Call 10/01/47)	60	54,325
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	15	13,049
4.15%, 04/01/47 (Call 10/01/46)	15	13,879
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	75	60,956
3.75%, 04/01/45 (Call 10/01/44)	30	26,875
3.80%, 09/30/47 (Call 03/30/47)	25	22,648
3.80%, 06/01/49 (Call 12/01/48)	65	59,084
4.60%, 06/01/52(a)	30	31,353
5.30%, 06/01/42 (Call 12/01/41)	40	43,902
7.50%, 09/01/38	30	39,346
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	135	96,185
3.75%, 08/15/42 (Call 02/15/42)	40	28,305
4.50%, 07/01/40 (Call 01/01/40)	150	122,949
4.75%, 02/15/44 (Call 08/15/43)	55	44,425
4.95%, 07/01/50 (Call 01/01/50)	95	79,434
5.25%, 03/01/52 (Call 09/01/51)	100	88,362
PacifiCorp.
3.30%, 03/15/51 (Call 09/15/50)	55	45,194
4.10%, 02/01/42 (Call 08/01/41)	40	36,638
5.75%, 04/01/37	50	55,256
6.00%, 01/15/39	55	62,512
6.10%, 08/01/36	35	39,750
6.25%, 10/15/37	55	64,330
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	40	31,141
3.70%, 09/15/47 (Call 03/15/47)	30	26,959
4.60%, 05/15/52	10	10,447
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	170,722
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/48(f)	200	197,448
Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$50	$46,874
6.50%, 11/15/37	45	54,076
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	40	37,134
4.75%, 07/15/43 (Call 01/15/43)	50	50,648
Progress Energy Inc., 6.00%, 12/01/39	25	27,436
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	22,506
4.05%, 09/15/49 (Call 03/15/49)	30	28,125
4.10%, 06/15/48 (Call 12/15/47)	30	28,323
4.30%, 03/15/44 (Call 09/15/43)	25	23,543
4.50%, 06/01/52	10	10,241
6.50%, 08/01/38	30	36,271
Series 17, 6.25%, 09/01/37	41	49,527
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	24,473
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	35	30,432
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)(b)	35	28,720
3.60%, 12/01/47 (Call 06/01/47)	50	43,697
3.80%, 03/01/46 (Call 09/01/45)	60	54,350
3.85%, 05/01/49 (Call 11/01/48)	30	27,267
3.95%, 05/01/42 (Call 11/01/41)	50	45,622
5.80%, 05/01/37	30	34,426
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	25	19,837
4.22%, 06/15/48 (Call 12/15/47)	28	25,994
4.30%, 05/20/45 (Call 11/20/44)	25	23,357
5.64%, 04/15/41 (Call 10/15/40)	36	39,140
5.76%, 10/01/39	35	38,807
6.27%, 03/15/37	20	22,941
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	65	61,842
4.50%, 08/15/40	65	63,586
6.00%, 06/01/39	30	34,172
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	25	20,442
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	193,924
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	55	48,733
4.00%, 02/01/48 (Call 08/01/47)	66	58,240
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	85	68,168
4.00%, 04/01/47 (Call 10/01/46)	110	93,947
4.05%, 03/15/42 (Call 09/15/41)	36	31,076
6.00%, 01/15/34	55	60,298
6.05%, 03/15/39	55	59,610
Series 05-E, 5.35%, 07/15/35	60	61,317
Series 08-A, 5.95%, 02/01/38	61	65,984
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	65	54,989
Series C, 3.60%, 02/01/45 (Call 08/01/44)	70	55,375
Series E, 5.45%, 06/01/52 (Call 12/01/51)	10	10,292
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	24,324
Southern Co. (The), 4.25%, 07/01/36 (Call 01/01/36)	50	47,882
Southern Power Co., 5.15%, 09/15/41	55	53,813
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	80	67,048
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	28,954
3.70%, 08/15/47 (Call 02/15/47)	35	30,433

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 06/15/49 (Call 12/15/48)	$15	$13,203
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(b)	25	20,067
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	200,452
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	33,667
4.30%, 06/15/48 (Call 12/15/47)	33	30,797
4.35%, 05/15/44 (Call 11/15/43)	29	27,002
Toledo Edison Co. (The), 6.15%, 05/15/37	26	28,982
TransAlta Corp., 6.50%, 03/15/40	15	14,779
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	20	21,645
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	15,308
4.00%, 06/15/50 (Call 12/15/49)	45	39,072
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	24,394
3.65%, 04/15/45 (Call 10/15/44)	40	34,446
3.90%, 09/15/42 (Call 03/15/42)	50	45,244
5.30%, 08/01/37	35	37,177
8.45%, 03/15/39	26	35,658
Virginia Electric & Power Co.
2.95%, 11/15/51 (Call 05/15/51)	50	38,854
4.00%, 01/15/43 (Call 07/15/42)	50	45,823
4.45%, 02/15/44 (Call 08/15/43)	55	53,343
Series B, 6.00%, 01/15/36	50	56,998
Series C, 4.00%, 11/15/46 (Call 05/15/46)	50	46,010
Series C, 4.63%, 05/15/52 (Call 11/15/51)	20	20,691
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	19,127
5.70%, 12/01/36	30	33,162
Wisconsin Power and Light Co., 6.38%, 08/15/37	20	23,221
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	20,321
3.67%, 12/01/42	20	17,444
4.75%, 11/01/44 (Call 05/01/44)	30	30,087
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	25	20,449
6.50%, 07/01/36	35	41,130
		14,166,690
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	60	45,187
2.80%, 12/21/51 (Call 06/21/51)	25	19,265
		64,452
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	45,693
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(b)	45	36,105
3.81%, 11/21/47 (Call 05/21/47)	25	23,522
5.38%, 03/01/41	25	28,088
5.70%, 03/15/36	25	28,960
5.70%, 03/15/37	26	30,170
		192,538
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	40	39,529

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(f)	200	167,310
Security	Par (000)	Value

Engineering & Construction (continued)
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	$40	$28,938
Mexico City Airport Trust, 5.50%, 10/31/46(f)	200	152,560
		348,808
Entertainment — 0.3%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(a)	200	180,682
5.14%, 03/15/52 (Call 09/15/51)(a)	300	268,395
5.39%, 03/15/62 (Call 09/15/61)(a)	175	156,651
		605,728
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	50	38,712
6.20%, 03/01/40	25	28,665
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)	70	52,151
Waste Management Inc.
2.95%, 06/01/41 (Call 12/01/40)	110	89,400
4.15%, 07/15/49 (Call 01/15/49)	25	23,997
		232,925
Food — 1.1%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	26,102
4.80%, 03/15/48 (Call 09/15/47)	45	44,075
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	73	72,447
5.40%, 11/01/48 (Call 05/01/48)	45	45,254
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)(b)	115	87,659
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(f)	200	190,178
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	20	14,958
3.13%, 11/15/49 (Call 05/15/49)	51	41,431
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	60	47,272
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	12,788
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc., 4.38%, 02/02/52 (Call 08/02/51)(a)	50	38,764
JM Smucker Co. (The)
4.25%, 03/15/35	84	80,891
4.38%, 03/15/45	36	33,302
Kellogg Co., 4.50%, 04/01/46	45	43,178
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(b)	47	50,998
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	130	115,138
4.63%, 10/01/39 (Call 04/01/39)	26	23,997
4.88%, 10/01/49 (Call 04/01/49)	75	70,147
5.00%, 07/15/35 (Call 01/15/35)	25	24,988
5.00%, 06/04/42	80	76,736
5.20%, 07/15/45 (Call 01/15/45)	95	92,576
5.50%, 06/01/50 (Call 12/01/49)	40	40,818
6.50%, 02/09/40	30	33,508
6.88%, 01/26/39	45	51,814
7.13%, 08/01/39(a)	35	40,815
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	25,924
3.95%, 01/15/50 (Call 07/15/49)	45	39,452
4.45%, 02/01/47 (Call 08/01/46)	35	33,107
4.65%, 01/15/48 (Call 07/15/47)	30	28,872
5.00%, 04/15/42 (Call 10/15/41)	15	15,029
5.15%, 08/01/43 (Call 02/01/43)	20	20,488
5.40%, 07/15/40 (Call 01/15/40)	15	15,718
5.40%, 01/15/49 (Call 07/15/48)	25	26,563

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.90%, 04/15/38	$26	$31,242
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	55	52,328
3.88%, 04/01/39 (Call 10/01/38)(a)	15	13,935
3.95%, 04/01/44 (Call 10/01/43)(a)	45	41,770
3.95%, 04/01/49 (Call 10/01/48)(a)	65	60,564
4.13%, 04/01/54 (Call 10/01/53)(a)	48	45,251
4.20%, 04/01/59 (Call 10/01/58)(a)	30	28,303
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	46	42,288
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	75	53,561
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	280	268,817
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	40	36,838
4.85%, 10/01/45 (Call 04/01/45)	53	51,960
6.60%, 04/01/50 (Call 10/01/49)	104	126,939
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	50	48,031
4.88%, 08/15/34 (Call 02/15/34)	50	51,705
5.10%, 09/28/48 (Call 03/28/48)	65	68,004
5.15%, 08/15/44 (Call 02/15/44)	20	20,653
		2,647,176
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(f)	200	182,630
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	42	39,585
4.40%, 08/15/47 (Call 02/15/47)	49	46,162
4.80%, 06/15/44 (Call 12/15/43)	48	47,116
6.00%, 11/15/41 (Call 05/15/41)	30	32,723
7.30%, 11/15/39	31	38,049
		386,265
Gas — 0.4%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	29,185
4.13%, 10/15/44 (Call 04/15/44)	40	37,015
4.13%, 03/15/49 (Call 09/15/48)	15	14,204
4.15%, 01/15/43 (Call 07/15/42)	30	27,409
4.30%, 10/01/48 (Call 04/01/48)	15	14,412
5.50%, 06/15/41 (Call 12/15/40)	40	43,559
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	23	19,464
4.50%, 03/10/46 (Call 09/10/45)(a)	50	44,033
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	55,464
5.85%, 01/15/41 (Call 07/15/40)	10	11,089
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	40	42,100
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	65	58,891
4.80%, 02/15/44 (Call 08/15/43)	75	70,304
5.65%, 02/01/45 (Call 08/01/44)	55	56,881
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	9,235
4.66%, 02/01/44 (Call 08/01/43)	50	47,575
Piedmont Natural Gas Co. Inc.,
3.64%, 11/01/46 (Call 05/01/46)	35	28,452
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	50	43,570
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	31,447
Security	Par (000)	Value

Gas (continued)
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	$34	$30,901
4.40%, 05/30/47 (Call 11/30/46)	45	40,715
5.88%, 03/15/41 (Call 09/15/40)	51	55,780
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	30	21,597
3.80%, 09/29/46 (Call 03/29/46)	20	16,315
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	17	14,570
Series K, 3.80%, 09/15/46 (Call 03/15/46)	15	13,236
		877,403
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	20	16,342
4.10%, 03/01/48 (Call 09/01/47)	35	33,170
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	51	36,821
4.85%, 11/15/48 (Call 05/15/48)	35	36,029
5.20%, 09/01/40	25	26,242
		148,604
Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)(b)	94	103,031
4.75%, 04/15/43 (Call 10/15/42)	40	42,648
4.90%, 11/30/46 (Call 05/30/46)	170	187,082
5.30%, 05/27/40	40	45,506
6.15%, 11/30/37	38	46,495
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(a)	30	22,502
3.50%, 08/15/46 (Call 02/15/46)	50	40,119
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	39	38,732
7.38%, 01/15/40	55	69,524
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	20	19,233
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	95	83,169
3.40%, 11/15/49 (Call 05/15/49)	97	81,619
Koninklijke Philips NV
5.00%, 03/15/42	45	44,893
6.88%, 03/11/38	30	35,659
Medtronic Inc.
4.38%, 03/15/35	140	146,392
4.63%, 03/15/45	100	105,738
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	18,946
4.10%, 04/01/43 (Call 10/01/42)	20	18,249
4.38%, 05/15/44 (Call 11/15/43)	35	32,802
4.63%, 03/15/46 (Call 09/15/45)	65	64,449
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	81	78,272
5.30%, 02/01/44 (Call 08/01/43)	45	49,595
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	50	44,645
		1,419,300
Health Care - Services — 2.0%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	35	29,325
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	32	26,737
4.27%, 08/15/48 (Call 02/15/48)	26	24,997

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	$25	$19,513
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	30	26,213
4.13%, 11/15/42 (Call 05/15/42)	25	22,202
4.50%, 05/15/42 (Call 11/15/41)	25	23,376
4.75%, 03/15/44 (Call 09/15/43)	35	33,648
6.63%, 06/15/36	36	42,501
6.75%, 12/15/37	40	47,893
AHS Hospital Corp., 5.02%, 07/01/45	30	32,034
Allina Health System, Series 2019, 3.89%, 04/15/49	35	31,861
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	103	99,623
4.55%, 05/15/52 (Call 11/15/2115)	20	19,768
4.63%, 05/15/42	95	95,158
4.65%, 01/15/43	85	85,508
4.65%, 08/15/44 (Call 02/15/44)	105	103,963
5.10%, 01/15/44	66	68,880
5.95%, 12/15/34	30	34,341
Ascension Health
3.90%, 11/15/46	50	47,440
4.80%, 11/15/53	57	61,578
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	12,813
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	30	22,306
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	35	28,314
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	40	36,443
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	45	43,009
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	60	44,779
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	25,123
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	24,130
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	21,176
City of Hope
Series 2013, 5.62%, 11/15/43	20	22,034
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	30	28,422
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	32	31,512
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	77	66,625
4.19%, 10/01/49 (Call 04/01/49)	81	69,827
4.35%, 11/01/42	40	36,211
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	25	20,475
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	20	18,857
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	32,260
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	35	33,343
4.50%, 07/01/57 (Call 01/01/57)	20	19,965
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	38	28,347
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	50	37,605
5.13%, 06/15/39 (Call 12/15/38)	70	68,167
5.25%, 06/15/49 (Call 12/15/48)	120	115,674
5.50%, 06/15/47 (Call 12/15/46)	90	89,121
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	55	43,957
Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	$20	$17,800
4.63%, 12/01/42 (Call 06/01/42)	41	40,258
4.80%, 03/15/47 (Call 09/15/46)	30	30,131
4.95%, 10/01/44 (Call 04/01/44)	25	25,776
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	30	29,983
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	35	32,871
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	35	31,263
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	40	35,375
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	27,858
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	129	123,604
4.88%, 04/01/42	70	73,772
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	40	32,417
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	59,565
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	10	9,257
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	20	18,060
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	35	28,191
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	10	7,899
Mayo Clinic
3.77%, 11/15/43	55	50,427
Series 2016, 4.13%, 11/15/52	20	19,394
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	50	47,877
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	29,773
Memorial Health Services, 3.40%, 11/01/49 (Call 05/01/49)	30	25,419
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	60	57,608
5.00%, 07/01/42	60	64,911
Montefiore Obligated Group
4.29%, 09/01/50	25	18,776
Series 18-C, 5.24%, 11/01/48	25	22,268
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	62,852
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	8,254
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	75	70,246
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	55	50,470
4.26%, 11/01/47 (Call 11/01/46)	10	9,063
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	40	32,134
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	45	41,746
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	25,179
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	34	30,176
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	30	29,192
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	25	21,153
3.90%, 07/01/46 (Call 07/01/45)	25	23,132
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	15	10,779
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	43	38,740

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	$31	$27,898
Texas Health Resources, 4.33%, 11/15/55	30	28,815
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	55	57,627
6.02%, 11/15/48	30	28,828
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	25	21,406
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	75	58,517
3.70%, 08/15/49 (Call 02/15/49)	80	72,074
3.75%, 10/15/47 (Call 04/15/47)	57	52,010
3.88%, 08/15/59 (Call 02/15/59)	50	45,184
3.95%, 10/15/42 (Call 04/15/42)	45	41,889
4.20%, 01/15/47 (Call 07/15/46)	30	29,227
4.25%, 03/15/43 (Call 09/15/42)	58	57,011
4.25%, 04/15/47 (Call 10/15/46)	55	53,764
4.25%, 06/15/48 (Call 12/15/47)	90	88,613
4.38%, 03/15/42 (Call 09/15/41)	55	54,701
4.45%, 12/15/48 (Call 06/15/48)	50	50,433
4.63%, 11/15/41 (Call 05/15/41)	50	51,456
4.75%, 07/15/45	112	117,840
4.75%, 05/15/52 (Call 11/15/51)	200	211,162
4.95%, 05/15/62 (Call 11/15/61)	100	106,829
5.95%, 02/15/41 (Call 08/15/40)	10	11,633
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	29	28,572
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	40	30,034
		4,736,226
Holding Companies - Diversified — 0.2%
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	110	142,192
MDGH-GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(f)	200	182,828
Temasek Financial I Ltd., 2.25%, 04/06/51 (Call 10/06/50)(a)	250	181,007
		506,027
Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	55	50,003
PulteGroup Inc., 6.00%, 02/15/35	55	57,240
		107,243
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	25	19,535
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	61	54,747
		74,282
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	30	26,972
5.00%, 06/15/52	15	15,720
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	60	49,835
3.90%, 05/04/47 (Call 11/04/46)	40	36,838
5.30%, 03/01/41	30	33,074
6.63%, 08/01/37	25	31,431
		193,870
Housewares — 0.0%
Newell Brands Inc.
5.63%, 04/01/36 (Call 10/01/35)	20	19,057
5.75%, 04/01/46 (Call 10/01/45)	30	27,242
		46,299
Insurance — 2.5%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	70	70,587
Security	Par (000)	Value

Insurance (continued)
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	$200	$162,892
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	15,087
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	8,991
4.20%, 12/15/46 (Call 06/15/46)	40	38,125
4.50%, 06/15/43	40	39,133
5.55%, 05/09/35	50	56,240
5.95%, 04/01/36	10	11,554
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(c)	35	38,067
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	39,819
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	100	96,350
4.75%, 04/01/48 (Call 10/01/47)	65	65,985
Aon Corp., 6.25%, 09/30/40	30	34,400
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	25	18,136
3.90%, 02/28/52 (Call 08/28/51)	25	21,548
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	40	37,663
4.75%, 05/15/45 (Call 11/15/44)	44	42,731
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	40	39,716
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	45	37,329
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	40,271
Arthur J Gallagher & Co., 3.05%, 03/09/52 (Call 09/09/51)	50	36,302
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (Call 04/15/50)	120	92,202
3.85%, 03/15/52 (Call 09/15/51)	50	45,584
4.20%, 08/15/48 (Call 02/15/48)	73	70,944
4.25%, 01/15/49 (Call 07/15/48)	106	104,423
4.30%, 05/15/43	45	44,085
4.40%, 05/15/42	55	54,584
5.75%, 01/15/40	53	61,008
Berkshire Hathaway Inc., 4.50%, 02/11/43	82	82,198
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	29	24,609
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	10	9,238
Chubb Corp. (The)
6.00%, 05/11/37	16	19,453
Series 1, 6.50%, 05/15/38	20	24,372
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	25	19,092
4.15%, 03/13/43	25	23,702
4.35%, 11/03/45 (Call 05/03/45)	15	14,755
6.70%, 05/15/36	25	30,780
Cincinnati Financial Corp., 6.13%, 11/01/34	55	64,264
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)(a)	20	18,283
4.40%, 04/05/52 (Call 10/05/51)(a)	20	17,964
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	110	107,334
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	25	18,535
4.87%, 06/01/44	15	14,747
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(a)(c)	50	52,958
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(a)(c)	35	33,258
Genworth Holdings Inc., 6.50%, 06/15/34	15	12,975
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	34,008

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	$20	$18,213
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	15	11,417
4.85%, 01/24/77(a)	40	37,575
4.88%, 06/19/64(a)	10	9,870
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	25	23,000
4.40%, 03/15/48 (Call 09/15/47)	50	46,881
5.95%, 10/15/36	40	45,087
6.10%, 10/01/41	40	45,052
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	10	9,783
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	80	65,442
3.95%, 05/15/60 (Call 11/15/59)(a)	45	35,439
4.30%, 02/01/61 (Call 02/01/26)(a)	40	29,235
7.80%, 03/07/87(a)	25	30,845
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	15	13,560
4.38%, 06/15/50 (Call 12/15/49)	30	27,105
7.00%, 06/15/40	50	59,100
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	65	57,892
Manulife Financial Corp., 5.38%, 03/04/46	35	39,024
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	22,765
4.30%, 11/01/47 (Call 05/01/47)	35	31,134
5.00%, 04/05/46	25	24,583
5.00%, 05/20/49 (Call 11/20/48)	50	49,857
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	60	55,594
4.35%, 01/30/47 (Call 07/30/46)	35	33,387
4.75%, 03/15/39 (Call 09/15/38)	50	50,744
4.90%, 03/15/49 (Call 09/15/48)	30	31,132
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	23,517
3.73%, 10/15/70(a)	71	54,500
4.90%, 04/01/77(a)	50	47,997
MetLife Inc.
4.05%, 03/01/45	40	37,163
4.13%, 08/13/42	61	57,654
4.60%, 05/13/46 (Call 11/13/45)	30	30,376
4.72%, 12/15/44	55	55,167
4.88%, 11/13/43	81	84,002
5.70%, 06/15/35	86	97,346
6.38%, 06/15/34	53	63,519
6.40%, 12/15/66 (Call 12/15/31)	80	83,061
10.75%, 08/01/69 (Call 08/01/34)	31	42,131
Nationwide Mutual Insurance Co., 4.35%, 04/30/50 (Call 10/30/49)(a)	175	154,023
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	40	34,307
4.45%, 05/15/69 (Call 11/15/68)(a)	30	26,990
6.75%, 11/15/39(a)	80	97,694
Northwestern Mutual Life Insurance Co. (The), 3.63%, 09/30/59 (Call 03/30/59)(a)	200	159,016
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(c)	110	96,387
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)	25	20,022
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	40	30,384
Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	$10	$9,672
4.35%, 05/15/43	46	42,778
4.63%, 09/15/42	40	38,793
Progressive Corp. (The)
3.95%, 03/26/50 (Call 09/26/49)	15	13,741
4.13%, 04/15/47 (Call 10/15/46)	62	58,692
4.20%, 03/15/48 (Call 09/15/47)	50	47,848
4.35%, 04/25/44	45	43,592
Provident Financing Trust I, 7.41%, 03/15/38(b)	10	10,741
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	70	61,361
3.91%, 12/07/47 (Call 06/07/47)	80	72,209
3.94%, 12/07/49 (Call 06/07/49)	60	54,476
4.35%, 02/25/50 (Call 08/25/49)	50	48,384
4.60%, 05/15/44	53	52,086
5.70%, 12/14/36	52	59,014
6.63%, 12/01/37	30	36,046
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	33,056
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	14,937
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	85	83,439
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	40	31,614
4.27%, 05/15/47 (Call 11/15/46)(a)	115	107,026
4.90%, 09/15/44(a)	80	79,824
6.85%, 12/16/39(a)	52	63,084
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	53,502
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	50	39,672
3.75%, 05/15/46 (Call 11/15/45)	35	30,984
4.00%, 05/30/47 (Call 11/30/46)	55	50,929
4.10%, 03/04/49 (Call 09/04/48)	30	28,189
4.30%, 08/25/45 (Call 02/25/45)	55	52,722
4.60%, 08/01/43	30	29,891
6.25%, 06/15/37	50	60,866
6.75%, 06/20/36	36	44,463
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	45	36,702
5.75%, 08/15/42	55	53,504
Voya Financial Inc.
4.80%, 06/15/46	15	14,550
5.70%, 07/15/43	40	43,150
W R Berkley Corp., 4.75%, 08/01/44	45	44,188
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	26,475
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	35	28,704
5.05%, 09/15/48 (Call 03/15/48)	30	29,162
XLIT Ltd.
5.25%, 12/15/43	25	27,921
5.50%, 03/31/45	35	37,866
		6,041,106
Internet — 0.9%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	200	138,486
4.20%, 12/06/47 (Call 06/06/47)	200	165,836
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	360	255,920
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	80	59,566

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.70%, 06/03/60 (Call 12/03/59)	$98	$70,942
2.88%, 05/12/41 (Call 11/12/40)	100	83,512
3.10%, 05/12/51 (Call 11/12/50)	150	125,160
3.25%, 05/12/61 (Call 11/12/60)	75	61,003
3.88%, 08/22/37 (Call 02/22/37)(b)	98	96,843
3.95%, 04/13/52 (Call 10/13/51)	125	120,055
4.05%, 08/22/47 (Call 02/22/47)	132	129,728
4.10%, 04/13/62 (Call 10/13/61)	125	120,090
4.25%, 08/22/57 (Call 02/22/57)	110	109,623
4.80%, 12/05/34 (Call 06/05/34)(b)	62	67,587
4.95%, 12/05/44 (Call 06/05/44)	85	93,259
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	76	66,780
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(f)	200	137,496
Tencent Holdings Ltd.
3.29%, 06/03/60 (Call 12/03/59)(f)	200	135,096
4.53%, 04/11/49 (Call 10/11/48)(f)	200	177,276
		2,214,258
Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	25	26,623
7.00%, 10/15/39	36	38,952
Cleveland-Cliffs Inc., 6.25%, 10/01/40	15	13,924
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)	79	56,851
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	18,618
U.S. Steel Corp., 6.65%, 06/01/37	15	13,777
Vale Overseas Ltd.
6.88%, 11/21/36	102	114,479
6.88%, 11/10/39	80	90,576
8.25%, 01/17/34	15	18,283
Vale SA, 5.63%, 09/11/42	20	19,828
		411,911
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	35	28,687
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	24,945
		53,632
Machinery — 0.2%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	70	60,632
3.25%, 04/09/50 (Call 10/09/49)	70	60,163
3.80%, 08/15/42	50	47,690
4.30%, 05/15/44 (Call 11/15/43)	20	19,882
4.75%, 05/15/64 (Call 11/15/63)	30	32,072
5.20%, 05/27/41	56	61,975
6.05%, 08/15/36	25	29,922
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	20	17,049
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	40	32,140
3.75%, 04/15/50 (Call 10/15/49)(b)	55	52,044
3.90%, 06/09/42 (Call 12/09/41)(b)	44	42,629
Dover Corp.
5.38%, 10/15/35	35	36,668
5.38%, 03/01/41 (Call 12/01/40)	20	20,955
Otis Worldwide Corp., 3.11%, 02/15/40 (Call 08/15/39)(b)	25	20,442
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	30	28,433
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)(b)	20	18,824
		581,520
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	28,977
Security	Par (000)	Value

Manufacturing (continued)
3.63%, 10/15/47 (Call 04/15/47)	$20	$17,822
3.70%, 04/15/50 (Call 10/15/49)(b)	50	45,260
3.88%, 06/15/44	25	23,188
4.00%, 09/14/48 (Call 03/14/48)	60	56,808
5.70%, 03/15/37	47	54,837
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	13,319
4.15%, 11/02/42	70	66,753
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	419	414,215
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	23,364
4.88%, 09/15/41 (Call 03/15/41)	51	54,328
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	50	43,659
4.10%, 03/01/47 (Call 09/01/46)	20	17,698
4.20%, 11/21/34 (Call 05/21/34)	35	33,413
4.45%, 11/21/44 (Call 05/21/44)	35	32,452
6.25%, 05/15/38	10	11,297
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	242,772
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)(b)	50	45,502
5.75%, 06/15/43	40	43,702
		1,269,366
Media — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	90	74,653
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	85	73,221
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	100	75,040
3.50%, 03/01/42 (Call 09/01/41)	50	37,378
3.70%, 04/01/51 (Call 10/01/50)	135	98,433
3.85%, 04/01/61 (Call 10/01/60)	120	85,457
3.95%, 06/30/62 (Call 12/30/61)	50	36,147
4.80%, 03/01/50 (Call 09/01/49)	155	132,748
5.13%, 07/01/49 (Call 01/01/49)	85	75,307
5.25%, 04/01/53 (Call 10/01/52)	80	73,045
5.38%, 04/01/38 (Call 10/01/37)	65	60,789
5.38%, 05/01/47 (Call 11/01/46)	155	142,357
5.75%, 04/01/48 (Call 10/01/47)	148	143,390
6.38%, 10/23/35 (Call 04/23/35)	120	127,726
6.48%, 10/23/45 (Call 04/23/45)	181	187,234
6.83%, 10/23/55 (Call 04/23/55)	30	31,815
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	46,156
2.65%, 08/15/62 (Call 02/15/62)	80	54,944
2.89%, 11/01/51 (Call 05/01/51)(a)	247	188,337
2.94%, 11/01/56 (Call 05/01/56)(a)	259	193,072
2.99%, 11/01/63 (Call 05/01/63)(a)	189	137,012
3.20%, 07/15/36 (Call 01/15/36)	55	48,850
3.25%, 11/01/39 (Call 05/01/39)	76	66,080
3.40%, 07/15/46 (Call 01/15/46)	85	72,312
3.45%, 02/01/50 (Call 08/01/49)	105	88,959
3.90%, 03/01/38 (Call 09/01/37)	80	76,476
3.97%, 11/01/47 (Call 05/01/47)	119	110,234
4.00%, 08/15/47 (Call 02/15/47)	60	54,995
4.00%, 03/01/48 (Call 09/01/47)	75	69,387
4.00%, 11/01/49 (Call 05/01/49)	81	75,524
4.00%, 11/01/52 (Call 05/01/52)	74	69,166

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.20%, 08/15/34 (Call 02/15/34)(b)	$50	$50,348
4.40%, 08/15/35 (Call 02/15/35)(b)	70	70,824
4.60%, 10/15/38 (Call 04/15/38)	54	55,020
4.60%, 08/15/45 (Call 02/15/45)	55	55,167
4.65%, 07/15/42	50	50,183
4.70%, 10/15/48 (Call 04/15/48)	110	112,595
4.75%, 03/01/44	50	50,750
5.65%, 06/15/35	40	45,204
6.50%, 11/15/35	55	66,641
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	96	88,200
4.70%, 12/15/42(a)	75	70,435
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	106	80,336
4.65%, 05/15/50 (Call 11/15/49)	60	50,263
4.88%, 04/01/43	25	22,156
5.00%, 09/20/37 (Call 03/20/37)	45	43,270
5.30%, 05/15/49 (Call 11/15/48)	66	61,242
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	30	30,798
5.58%, 01/25/49 (Call 07/25/48)	50	52,023
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	14,256
6.63%, 01/15/40	65	72,331
NBCUniversal Media LLC, 5.95%, 04/01/41	30	35,005
Paramount Global
4.38%, 03/15/43	70	58,871
4.60%, 01/15/45 (Call 07/15/44)	60	50,743
4.85%, 07/01/42 (Call 01/01/42)	34	30,248
4.90%, 08/15/44 (Call 02/15/44)	45	39,864
4.95%, 05/19/50 (Call 11/19/49)	45	40,713
5.25%, 04/01/44 (Call 10/01/43)	25	22,832
6.88%, 04/30/36	94	105,847
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	15,885
5.85%, 04/15/40	70	75,878
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	89	73,968
5.50%, 09/01/41 (Call 03/01/41)	65	60,256
5.88%, 11/15/40 (Call 05/15/40)	60	59,719
6.55%, 05/01/37	45	47,537
6.75%, 06/15/39	85	90,554
7.30%, 07/01/38	85	94,213
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	45	36,036
3.70%, 12/01/42	35	31,364
4.13%, 06/01/44	65	62,078
4.38%, 08/16/41	50	48,849
Series E, 4.13%, 12/01/41	65	61,858
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	80	60,418
3.50%, 05/13/40 (Call 11/13/39)	85	75,802
3.60%, 01/13/51 (Call 07/13/50)	105	92,308
4.63%, 03/23/40 (Call 09/23/39)	50	51,371
4.70%, 03/23/50 (Call 09/23/49)(b)	90	93,814
4.75%, 09/15/44 (Call 03/15/44)	55	56,506
4.95%, 10/15/45 (Call 04/15/45)(b)	35	36,673
5.40%, 10/01/43	45	49,825
6.15%, 03/01/37	26	30,592
6.20%, 12/15/34	61	72,053
Security	Par (000)	Value

Media (continued)
6.40%, 12/15/35	$76	$92,380
6.65%, 11/15/37	80	99,937
		5,902,283
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	65	59,378
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	40	38,149
		97,527
Mining — 0.9%
Barrick Gold Corp.
5.25%, 04/01/42	47	48,845
6.45%, 10/15/35	55	63,740
Barrick North America Finance LLC
5.70%, 05/30/41	64	70,538
5.75%, 05/01/43	49	53,695
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	80	77,230
5.00%, 09/30/43	100	107,369
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	177,388
4.38%, 02/05/49 (Call 08/05/48)(f)	200	180,690
4.50%, 08/01/47 (Call 02/01/47)(f)	200	184,140
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	45	46,085
5.45%, 03/15/43 (Call 09/15/42)	100	98,415
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	43,774
6.00%, 11/15/41(a)	50	51,828
6.90%, 11/15/37(a)	24	27,397
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	30	25,270
5.75%, 11/15/41(a)	20	20,533
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	75	75,938
5.88%, 04/01/35	50	54,995
6.25%, 10/01/39	65	74,760
Rio Tinto Alcan Inc., 5.75%, 06/01/35	50	56,459
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	65	49,689
5.20%, 11/02/40	20	21,922
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	53,292
4.75%, 03/22/42 (Call 09/22/41)	50	51,953
Southern Copper Corp.
5.25%, 11/08/42	90	92,986
5.88%, 04/23/45	53	58,517
6.75%, 04/16/40	40	47,587
7.50%, 07/27/35	30	36,760
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	23,894
5.40%, 02/01/43 (Call 08/01/42)	25	24,189
6.00%, 08/15/40 (Call 02/15/40)	30	31,179
6.13%, 10/01/35	35	38,512
6.25%, 07/15/41 (Call 01/15/41)	41	44,414
		2,113,983
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	15	12,135
6.75%, 12/15/39	20	17,807
		29,942

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 3.7%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	$20	$17,362
5.10%, 09/01/40 (Call 03/01/40)(b)	70	65,075
5.25%, 02/01/42 (Call 08/01/41)	20	18,263
5.35%, 07/01/49 (Call 01/01/49)	20	17,755
6.00%, 01/15/37	20	20,358
7.38%, 08/15/47	10	10,763
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	25	18,425
2.94%, 06/04/51 (Call 12/04/50)	190	144,389
3.06%, 06/17/41 (Call 12/17/40)	50	41,351
3.38%, 02/08/61 (Call 08/08/60)	195	155,327
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	70	69,902
6.25%, 03/15/38	60	66,364
6.75%, 02/01/39	35	39,995
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	50	50,897
5.40%, 06/15/47 (Call 12/15/46)	40	40,693
6.75%, 11/15/39	90	101,461
6.80%, 09/15/37	10	11,298
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	70	58,932
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	50	36,493
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	189,226
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	100	105,342
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	25	22,765
4.03%, 03/15/62 (Call 09/15/61)(a)	201	183,734
4.30%, 11/15/44 (Call 05/15/44)	67	65,581
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	40	35,635
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	74	70,846
5.00%, 06/15/45 (Call 12/15/44)	40	39,954
5.60%, 07/15/41 (Call 01/15/41)	30	31,641
Ecopetrol SA
5.88%, 05/28/45	80	65,208
7.38%, 09/18/43(b)	50	47,583
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	100	96,011
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	90	81,948
3.95%, 05/15/43	62	58,304
4.25%, 11/23/41	50	49,298
4.80%, 11/08/43	70	73,395
Exxon Mobil Corp.
3.45%, 04/15/51 (Call 10/15/50)	60	52,085
3.57%, 03/06/45 (Call 09/06/44)	106	93,436
4.11%, 03/01/46 (Call 09/01/45)	120	116,305
4.23%, 03/19/40 (Call 09/19/39)	145	144,537
4.33%, 03/19/50 (Call 09/19/49)	165	166,005
Hess Corp.
5.80%, 04/01/47 (Call 10/01/46)	60	63,202
6.00%, 01/15/40	50	53,170
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	227,182
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	25	24,593
6.60%, 10/01/37	41	46,426
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	35	32,130
5.00%, 09/15/54 (Call 03/15/54)	30	27,518
Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 03/01/41 (Call 09/01/40)	$73	$83,086
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	50	50,108
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	20	17,536
Occidental Petroleum Corp.
6.20%, 03/15/40	29	30,886
6.45%, 09/15/36	90	100,702
6.60%, 03/15/46 (Call 09/15/45)	60	68,015
7.95%, 06/15/39	15	18,238
Ovintiv Inc.
6.50%, 08/15/34	20	21,951
6.50%, 02/01/38	35	38,040
6.63%, 08/15/37	25	27,502
Pertamina Persero PT
5.63%, 05/20/43(f)	200	195,616
6.00%, 05/03/42(f)	200	204,738
Petrobras Global Finance BV
6.75%, 01/27/41	100	97,809
6.75%, 06/03/50 (Call 12/03/49)(b)	50	46,175
6.85%, 06/05/2115	20	17,628
6.88%, 01/20/40	14	13,904
6.90%, 03/19/49(b)	50	47,457
7.25%, 03/17/44	130	129,501
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	156,124
Petroleos Mexicanos
5.50%, 06/27/44	50	34,003
6.35%, 02/12/48	80	55,903
6.38%, 01/23/45	75	53,134
6.50%, 06/02/41	55	40,385
6.75%, 09/21/47	300	215,307
6.95%, 01/28/60 (Call 07/28/59)	180	127,742
7.69%, 01/23/50 (Call 07/23/49)(b)	400	310,744
Petronas Capital Ltd., 4.55%, 04/21/50 (Call 10/21/49)(f)	300	297,480
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	55	43,029
4.65%, 11/15/34 (Call 05/15/34)	64	64,703
4.88%, 11/15/44 (Call 05/15/44)	100	101,554
5.88%, 05/01/42	45	50,732
Phillips 66 Co., 4.90%, 10/01/46(a)	60	59,373
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(f)	200	168,306
3.30%, 07/12/51 (Call 01/12/51)(f)	200	164,598
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	156,824
4.25%, 04/16/39(f)	200	193,178
4.38%, 04/16/49(f)	200	188,876
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	25	20,426
3.00%, 11/26/51 (Call 05/26/51)	25	19,757
3.13%, 11/07/49 (Call 05/07/49)	96	78,154
3.25%, 04/06/50 (Call 10/06/49)	115	96,264
3.75%, 09/12/46	55	49,486
4.00%, 05/10/46	125	117,750
4.13%, 05/11/35	112	111,378
4.38%, 05/11/45	95	94,522
5.50%, 03/25/40	70	78,774
6.38%, 12/15/38	156	191,986
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	269,964
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	49	43,519

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.95%, 12/01/34	$40	$43,384
6.50%, 06/15/38	75	85,814
6.80%, 05/15/38	50	58,770
6.85%, 06/01/39	40	47,599
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	134,246
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	85	70,578
3.13%, 05/29/50 (Call 11/29/49)	111	90,422
3.39%, 06/29/60 (Call 12/29/59)	15	12,208
3.46%, 07/12/49 (Call 01/12/49)	75	64,929
Transocean Inc.
6.80%, 03/15/38(b)	30	18,082
9.35%, 12/15/41(b)	10	6,318
Valero Energy Corp.
4.90%, 03/15/45	95	91,538
6.63%, 06/15/37	65	74,274
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	50	28,735
		8,937,927
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	50	51,548
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	83	74,732
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	55	50,842
4.75%, 08/01/43 (Call 02/01/43)	83	78,135
4.85%, 11/15/35 (Call 05/15/35)	86	88,023
5.00%, 11/15/45 (Call 05/15/45)	50	49,040
6.70%, 09/15/38	58	66,944
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	59	46,121
		505,385
Packaging & Containers — 0.0%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	52,895
Sealed Air Corp., 6.88%, 07/15/33(a)	20	21,182
		74,077
Pharmaceuticals — 3.3%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	200	186,372
4.25%, 11/21/49 (Call 05/21/49)	300	279,348
4.40%, 11/06/42	150	143,689
4.45%, 05/14/46 (Call 11/14/45)	126	120,816
4.50%, 05/14/35 (Call 11/14/34)	150	152,104
4.55%, 03/15/35 (Call 09/15/34)	124	125,736
4.70%, 05/14/45 (Call 11/14/44)	160	159,090
4.75%, 03/15/45 (Call 09/15/44)	60	59,669
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	35	31,750
4.30%, 12/15/47 (Call 06/15/47)	35	33,063
AstraZeneca PLC
4.00%, 09/18/42	71	68,845
4.38%, 11/16/45	63	63,621
4.38%, 08/17/48 (Call 02/17/48)	54	55,260
6.45%, 09/15/37	150	188,808
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	43	34,813
4.20%, 07/15/34 (Call 01/15/34)(a)	95	91,209
4.40%, 07/15/44 (Call 01/15/44)(a)	95	82,644
4.70%, 07/15/64 (Call 01/15/64)(a)	61	53,122
Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	$103	$100,879
4.69%, 12/15/44 (Call 06/15/44)	54	52,219
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	61,650
3.25%, 08/01/42	130	111,030
3.55%, 03/15/42 (Call 09/15/41)	5	4,517
3.70%, 03/15/52 (Call 09/15/51)	5	4,532
3.90%, 03/15/62 (Call 09/15/61)	5	4,532
4.13%, 06/15/39 (Call 12/15/38)	150	147,891
4.25%, 10/26/49 (Call 04/26/49)	250	247,285
4.35%, 11/15/47 (Call 05/15/47)	90	89,903
4.63%, 05/15/44 (Call 11/15/43)	40	41,199
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	41,101
4.50%, 11/15/44 (Call 05/15/44)	15	13,361
4.60%, 03/15/43	25	22,477
4.90%, 09/15/45 (Call 03/15/45)	15	14,217
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	70	57,773
3.40%, 03/15/50 (Call 09/15/49)	65	52,082
3.40%, 03/15/51 (Call 09/15/50)	85	67,965
3.88%, 10/15/47 (Call 04/15/47)	60	51,656
4.80%, 08/15/38 (Call 02/15/38)	84	85,189
4.80%, 07/15/46 (Call 01/16/46)	80	79,727
4.90%, 12/15/48 (Call 06/15/48)	75	74,981
6.13%, 11/15/41	46	52,060
CVS Health Corp.
4.25%, 04/01/50 (Call 10/01/49)	60	54,884
4.78%, 03/25/38 (Call 09/25/37)	257	257,797
4.88%, 07/20/35 (Call 01/20/35)	50	51,506
5.05%, 03/25/48 (Call 09/25/47)	381	388,186
5.13%, 07/20/45 (Call 01/20/45)	166	169,391
5.30%, 12/05/43 (Call 06/05/43)	62	64,262
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	115	83,415
2.50%, 09/15/60 (Call 03/15/60)	135	96,187
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	33	32,606
5.38%, 04/15/34	40	45,530
6.38%, 05/15/38	137	169,850
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	100	76,042
3.40%, 01/15/38 (Call 07/15/37)	76	71,065
3.50%, 01/15/48 (Call 07/15/47)	43	39,473
3.63%, 03/03/37 (Call 09/03/36)	112	110,015
3.70%, 03/01/46 (Call 09/01/45)	100	95,305
3.75%, 03/03/47 (Call 09/03/46)	70	66,937
4.38%, 12/05/33 (Call 06/05/33)	121	129,321
4.50%, 09/01/40	60	62,456
4.50%, 12/05/43 (Call 06/05/43)	55	56,897
5.85%, 07/15/38	35	41,731
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	45	45,302
5.90%, 11/01/39	20	23,016
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)(b)	135	99,525
2.75%, 12/10/51 (Call 06/10/51)	70	54,394
2.90%, 12/10/61 (Call 06/10/61)	100	75,895
3.60%, 09/15/42 (Call 03/15/42)	111	101,778

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 02/10/45 (Call 08/10/44)	$100	$92,429
4.15%, 05/18/43	130	129,155
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	50	45,038
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	70	56,379
3.70%, 09/21/42	40	37,297
4.00%, 11/20/45 (Call 05/20/45)	80	77,850
4.40%, 05/06/44	72	74,384
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	28,565
2.70%, 05/28/50 (Call 11/28/49)	75	59,545
3.90%, 03/15/39 (Call 09/15/38)	45	43,834
4.00%, 12/15/36	50	50,533
4.10%, 09/15/38 (Call 03/15/38)	55	54,872
4.13%, 12/15/46	62	61,428
4.20%, 09/15/48 (Call 03/15/48)	65	65,396
4.30%, 06/15/43	60	60,794
4.40%, 05/15/44	65	66,428
5.60%, 09/15/40	30	34,624
7.20%, 03/15/39	100	135,655
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	160,858
3.38%, 07/09/60 (Call 01/09/60)	40	30,102
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	40	37,050
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	65	46,833
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	50	44,600
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	95	73,866
4.00%, 06/22/50 (Call 12/22/49)	100	74,058
Wyeth LLC
5.95%, 04/01/37	85	102,396
6.00%, 02/15/36	25	29,803
6.50%, 02/01/34	61	74,820
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	50	46,175
4.70%, 02/01/43 (Call 08/01/42)	80	81,574
		7,947,292
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	195,600
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	15	11,732
5.85%, 11/15/43 (Call 05/15/43)	20	15,625
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	90	80,533
3.40%, 01/15/38 (Call 07/15/37)(a)	40	34,692
3.70%, 01/15/39 (Call 07/15/38)(a)	15	13,267
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	55	45,467
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	30	31,857
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	20	17,854
6.45%, 11/03/36(a)	15	15,938
6.75%, 09/15/37(a)	25	27,418
Eastern Gas Transmission & Storage Inc., 4.80%, 11/01/43 (Call 05/01/43)(a)	40	38,518
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	47,758
7.38%, 10/15/45 (Call 04/15/45)	45	56,517
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	27,819
Security	Par (000)	Value

Pipelines (continued)
4.50%, 06/10/44 (Call 12/10/43)	$30	$27,740
5.50%, 12/01/46 (Call 06/01/46)	53	56,971
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	45	42,553
4.95%, 01/15/43 (Call 07/15/42)	35	30,301
5.00%, 05/15/44 (Call 11/15/43)	25	22,092
5.00%, 05/15/50 (Call 11/15/49)	75	67,717
5.15%, 03/15/45 (Call 09/15/44)	55	50,125
5.30%, 04/01/44 (Call 10/01/43)	36	32,843
5.30%, 04/15/47 (Call 10/15/46)	55	50,306
5.35%, 05/15/45 (Call 11/15/44)	55	50,441
5.40%, 10/01/47 (Call 04/01/47)	84	77,577
5.95%, 10/01/43 (Call 04/01/43)	45	44,136
6.00%, 06/15/48 (Call 12/15/47)	35	34,545
6.05%, 06/01/41 (Call 12/01/40)	60	60,950
6.10%, 02/15/42(b)	40	39,602
6.50%, 02/01/42 (Call 08/01/41)	65	68,052
6.63%, 10/15/36	30	31,707
7.50%, 07/01/38	25	28,326
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	24	19,078
5.45%, 06/01/47 (Call 12/01/46)	25	20,166
5.60%, 04/01/44 (Call 10/01/43)	20	16,406
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	90	79,810
4.45%, 02/15/43 (Call 08/15/42)	89	82,291
4.80%, 02/01/49 (Call 08/01/48)	50	48,139
4.85%, 08/15/42 (Call 02/15/42)	68	65,982
4.85%, 03/15/44 (Call 09/15/43)	60	58,299
5.10%, 02/15/45 (Call 08/15/44)	89	88,279
5.70%, 02/15/42	70	73,998
5.95%, 02/01/41	72	78,754
6.13%, 10/15/39	65	71,992
6.45%, 09/01/40	60	68,144
7.55%, 04/15/38	56	69,637
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)(b)	30	25,589
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 09/30/40(f)	200	166,072
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	48,727
5.00%, 08/15/42 (Call 02/15/42)	60	56,390
5.00%, 03/01/43 (Call 09/01/42)	60	55,921
5.40%, 09/01/44 (Call 03/01/44)	40	38,881
5.50%, 03/01/44 (Call 09/01/43)	55	53,748
6.38%, 03/01/41	45	47,601
6.55%, 09/15/40	40	43,538
6.95%, 01/15/38	33	37,622
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	55	40,480
3.60%, 02/15/51 (Call 08/15/50)(b)	30	23,377
5.20%, 03/01/48 (Call 09/01/47)	65	62,826
5.30%, 12/01/34 (Call 06/01/34)	85	87,189
5.55%, 06/01/45 (Call 12/01/44)	50	50,956
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	55	46,048
4.20%, 10/03/47 (Call 04/03/47)	20	17,424
4.25%, 09/15/46 (Call 03/15/46)	25	22,118
4.85%, 02/01/49 (Call 08/01/48)	30	28,291
5.15%, 10/15/43 (Call 04/15/43)	20	19,756

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	$70	$65,101
4.70%, 04/15/48 (Call 10/15/47)	90	80,570
4.95%, 03/14/52 (Call 09/14/51)	25	22,883
5.20%, 03/01/47 (Call 09/01/46)	70	67,058
5.20%, 12/01/47 (Call 06/01/47)	65	60,923
5.50%, 02/15/49 (Call 08/15/48)	72	71,837
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	30	34,645
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	25	19,679
4.30%, 01/15/49 (Call 07/15/48)(a)	40	36,100
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	50,753
4.95%, 07/13/47 (Call 01/06/47)	45	40,391
5.20%, 07/15/48 (Call 01/15/48)	30	28,392
7.15%, 01/15/51 (Call 07/15/50)	40	44,904
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	50	49,245
6.85%, 10/15/37	40	43,219
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	50	42,190
4.90%, 02/15/45 (Call 08/15/44)	40	34,696
5.15%, 06/01/42 (Call 12/01/41)	45	39,862
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	20	17,667
7.50%, 07/15/38(a)	15	14,360
Sabal Trail Transmission LLC, 4.68%, 05/01/38 (Call 11/01/37)(a)(b)	65	64,493
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	40	37,118
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	45	41,314
5.95%, 09/25/43 (Call 03/25/43)	35	38,444
Targa Resources Corp., 4.95%, 04/15/52 (Call 10/15/51)	30	27,394
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	39	33,597
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	65	65,582
4.75%, 05/15/38 (Call 11/15/37)	35	34,742
4.88%, 05/15/48 (Call 11/15/47)	65	65,619
5.00%, 10/16/43 (Call 04/16/43)	55	55,214
5.10%, 03/15/49 (Call 09/15/48)	71	74,608
5.60%, 03/31/34	25	26,717
7.25%, 08/15/38	45	55,859
7.63%, 01/15/39	69	89,444
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	34,406
4.60%, 03/15/48 (Call 09/15/47)	60	56,011
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33 (Call 05/01/33)(a)	70	63,535
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	36	32,976
5.45%, 04/01/44 (Call 10/01/43)	30	27,724
5.50%, 08/15/48 (Call 02/15/48)	15	13,801
5.75%, 02/01/50 (Call 08/01/49)	45	40,043
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	60	57,165
4.90%, 01/15/45 (Call 07/15/44)	50	47,028
5.75%, 06/24/44 (Call 12/24/43)	50	52,135
Security	Par (000)	Value

Pipelines (continued)
6.30%, 04/15/40	$95	$105,258
		5,394,810
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	35	35,738
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	25,539
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	40	40,124
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	50	49,981
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	25	19,759
		171,141
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51 (Call 11/18/50)	120	86,370
3.55%, 03/15/52 (Call 09/15/51)	25	19,963
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	80	58,128
3.70%, 10/15/49 (Call 04/15/49)	75	59,591
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	18,195
4.15%, 07/01/47 (Call 01/01/47)(b)	20	18,825
4.35%, 04/15/48 (Call 10/18/47)	35	34,233
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	20,255
Crown Castle International Corp.
3.25%, 01/15/51 (Call 07/15/50)	81	61,076
4.00%, 11/15/49 (Call 05/15/49)	35	29,580
4.75%, 05/15/47 (Call 11/15/46)	26	24,375
5.20%, 02/15/49 (Call 08/15/48)	45	45,285
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	7,560
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	30	21,520
3.00%, 07/15/50 (Call 01/15/50)	55	39,653
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	18,172
4.50%, 07/01/44 (Call 01/01/44)	35	34,080
4.50%, 06/01/45 (Call 12/01/44)	30	28,868
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	15	14,101
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	50	46,168
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	40	47,844
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	30	28,666
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	30	27,612
Kimco Realty Corp.
4.13%, 12/01/46 (Call 06/01/46)	35	30,046
4.25%, 04/01/45 (Call 10/01/44)	25	21,810
4.45%, 09/01/47 (Call 03/01/47)	35	32,167
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	80	57,552
4.80%, 10/15/48 (Call 04/15/48)	15	14,446
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	40	26,220
3.00%, 04/15/50 (Call 10/15/49)	75	59,250
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	55,547
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	30	27,996
4.65%, 03/15/49 (Call 09/15/48)	20	18,987

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	$20	$15,638
3.80%, 07/15/50 (Call 01/15/50)	40	34,451
4.25%, 10/01/44 (Call 04/01/44)	40	36,004
4.25%, 11/30/46 (Call 05/30/46)	35	31,869
4.75%, 03/15/42 (Call 09/15/41)	25	24,155
6.75%, 02/01/40 (Call 11/01/39)	31	36,857
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	60	50,771
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	9,036
5.70%, 09/30/43 (Call 03/30/43)	40	42,330
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	55	44,935
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	40	47,031
		1,507,218
Retail — 1.4%
7-Eleven Inc., 2.80%, 02/10/51 (Call 08/02/50)(a)	100	69,427
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	100	87,694
Bath & Body Works Inc.
6.75%, 07/01/36	25	22,310
6.88%, 11/01/35	50	45,763
6.95%, 03/01/33	25	22,138
7.60%, 07/15/37	10	8,831
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	15	8,126
5.17%, 08/01/44 (Call 02/01/44)	35	15,535
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	30	25,792
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	38,306
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	10	7,380
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	45	36,636
3.30%, 04/15/40 (Call 10/15/39)	60	53,173
3.35%, 04/15/50 (Call 10/15/49)	50	42,591
3.50%, 09/15/56 (Call 03/15/56)	65	55,851
3.63%, 04/15/52 (Call 10/15/51)	100	89,160
3.90%, 06/15/47 (Call 12/15/46)	77	71,782
4.20%, 04/01/43 (Call 10/01/42)	85	83,505
4.25%, 04/01/46 (Call 10/01/45)	85	83,541
4.40%, 03/15/45 (Call 09/15/44)	63	63,232
4.50%, 12/06/48 (Call 06/06/48)	30	30,563
4.88%, 02/15/44 (Call 08/15/43)	44	46,705
5.40%, 09/15/40 (Call 03/15/40)	41	45,932
5.88%, 12/16/36	138	166,377
5.95%, 04/01/41 (Call 10/01/40)	72	85,491
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	15	13,610
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	60	46,510
3.00%, 10/15/50 (Call 04/15/50)	125	93,433
3.70%, 04/15/46 (Call 10/15/45)	48	40,803
4.05%, 05/03/47 (Call 11/03/46)	85	74,962
4.25%, 04/01/52 (Call 10/01/51)	35	31,692
4.38%, 09/15/45 (Call 03/15/45)	23	21,093
4.45%, 04/01/62 (Call 10/01/61)	75	67,652
4.65%, 04/15/42 (Call 10/15/41)	65	63,825
5.13%, 04/15/50 (Call 10/15/49)	15	15,417
5.50%, 10/15/35	20	21,752
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	10	6,793
4.50%, 12/15/34 (Call 06/15/34)	17	12,713
5.13%, 01/15/42 (Call 07/15/41)	15	11,151
Security	Par (000)	Value

Retail (continued)
6.38%, 03/15/37	$10	$8,420
6.70%, 07/15/34(a)	10	9,934
McDonald’s Corp.
3.63%, 05/01/43	35	30,061
3.63%, 09/01/49 (Call 03/01/49)	40	34,513
3.70%, 02/15/42	25	21,867
4.20%, 04/01/50 (Call 10/01/49)	35	32,757
4.45%, 03/01/47 (Call 09/01/46)	45	43,499
4.45%, 09/01/48 (Call 03/01/48)	25	24,180
4.60%, 05/26/45 (Call 11/26/44)	45	44,351
4.70%, 12/09/35 (Call 06/09/35)	44	45,607
4.88%, 07/15/40	35	35,579
4.88%, 12/09/45 (Call 06/09/45)	82	84,525
6.30%, 10/15/37	50	59,410
6.30%, 03/01/38(b)	40	47,196
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	45	36,020
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	20	15,734
5.95%, 03/15/43	15	10,896
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	80	65,121
3.75%, 12/01/47 (Call 06/01/47)	80	67,636
4.30%, 06/15/45 (Call 12/15/44)	30	27,317
4.45%, 08/15/49 (Call 02/15/49)	50	46,854
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)(b)	60	48,295
3.63%, 04/15/46	39	35,226
3.90%, 11/15/47 (Call 05/15/47)	55	51,466
4.00%, 07/01/42	60	58,155
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)(b)	40	41,381
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	51	42,535
4.80%, 11/18/44 (Call 05/18/44)	50	46,637
Walmart Inc.
2.65%, 09/22/51 (Call 03/22/51)	200	158,498
4.00%, 04/11/43 (Call 10/11/42)(b)	200	197,180
4.05%, 06/29/48 (Call 12/29/47)	59	59,814
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	15	13,630
6.88%, 11/15/37	15	15,944
		3,387,485
Semiconductors — 1.1%
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	45	35,020
4.35%, 04/01/47 (Call 10/01/46)	67	68,396
5.10%, 10/01/35 (Call 04/01/35)	32	35,283
5.85%, 06/15/41	35	41,572
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	100	81,798
3.19%, 11/15/36 (Call 08/15/36)(a)	300	240,792
3.47%, 04/15/34 (Call 01/15/34)(a)	150	128,295
3.50%, 02/15/41 (Call 08/15/40)(a)	190	151,396
3.75%, 02/15/51 (Call 08/15/50)(a)	100	78,184
4.93%, 05/15/37 (Call 02/15/37)(a)	100	94,767
Intel Corp.
3.05%, 08/12/51 (Call 02/12/51)	100	79,026
3.10%, 02/15/60 (Call 08/15/59)	80	60,919
3.25%, 11/15/49 (Call 05/15/49)	65	53,717
3.73%, 12/08/47 (Call 06/08/47)	115	103,078
4.10%, 05/19/46 (Call 11/19/45)	81	77,515

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.10%, 05/11/47 (Call 11/11/46)	$65	$61,267
4.25%, 12/15/42	30	29,227
4.60%, 03/25/40 (Call 09/25/39)	20	20,520
4.75%, 03/25/50 (Call 09/25/49)	130	135,867
4.80%, 10/01/41	50	52,375
4.95%, 03/25/60 (Call 09/25/59)	50	53,714
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	16,579
5.00%, 03/15/49 (Call 09/15/48)	55	58,659
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(b)	75	58,104
4.88%, 03/15/49 (Call 09/15/48)	45	47,793
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	25	19,586
3.48%, 11/01/51 (Call 05/01/51)	25	18,827
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	86	78,518
3.50%, 04/01/50 (Call 10/01/49)	130	116,336
3.70%, 04/01/60 (Call 10/01/59)	10	8,834
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 11/30/51	30	21,540
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	65	55,175
4.30%, 05/20/47 (Call 11/20/46)	97	96,513
4.50%, 05/20/52	90	90,996
4.65%, 05/20/35 (Call 11/20/34)	32	33,895
4.80%, 05/20/45 (Call 11/20/44)	85	89,407
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	58,815
4.15%, 05/15/48 (Call 11/15/47)	105	105,482
		2,657,787
Software — 1.3%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	29,659
4.50%, 06/15/47 (Call 12/15/46)	90	90,963
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	30,614
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	30	27,992
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	80	72,510
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	424	329,164
2.68%, 06/01/60 (Call 12/01/59)	269	205,745
2.92%, 03/17/52 (Call 09/17/51)	370	308,202
3.04%, 03/17/62 (Call 09/17/61)	172	141,205
3.45%, 08/08/36 (Call 02/08/36)	57	55,782
3.50%, 02/12/35 (Call 08/12/34)	100	98,170
MSCI Inc., 3.25%, 08/15/33 (Call 08/15/27)(a)(b)	45	39,280
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	155	120,641
3.60%, 04/01/50 (Call 10/01/49)	206	149,195
3.80%, 11/15/37 (Call 05/15/37)	48	39,835
3.85%, 07/15/36 (Call 01/15/36)	90	76,265
3.85%, 04/01/60 (Call 10/01/59)	160	114,816
3.90%, 05/15/35 (Call 11/15/34)	80	68,998
3.95%, 03/25/51 (Call 09/25/50)	175	134,514
4.00%, 07/15/46 (Call 01/15/46)	144	112,602
4.00%, 11/15/47 (Call 05/15/47)	126	98,819
4.13%, 05/15/45 (Call 11/15/44)	105	83,928
4.30%, 07/08/34 (Call 01/08/34)	110	101,077
4.38%, 05/15/55 (Call 11/15/54)	80	64,406
4.50%, 07/08/44 (Call 01/08/44)	71	60,397
Security	Par (000)	Value

Software (continued)
5.38%, 07/15/40	$129	$123,988
6.13%, 07/08/39	69	71,895
6.50%, 04/15/38	61	65,805
salesforce.com Inc., 2.90%, 07/15/51 (Call 01/15/51)	105	82,630
		2,999,097
Telecommunications — 3.3%
America Movil SAB de CV
6.13%, 03/30/40	129	146,307
6.38%, 03/01/35	156	183,172
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	260	221,242
3.50%, 06/01/41 (Call 12/01/40)	170	143,582
3.50%, 09/15/53 (Call 03/15/53)	490	394,425
3.55%, 09/15/55 (Call 03/15/55)	400	319,292
3.65%, 06/01/51 (Call 12/01/50)	200	165,194
3.65%, 09/15/59 (Call 03/15/59)	411	327,970
3.80%, 12/01/57 (Call 06/01/57)	365	301,665
4.50%, 05/15/35 (Call 11/15/34)	195	194,858
4.65%, 06/01/44 (Call 12/01/43)	95	91,652
4.85%, 03/01/39 (Call 09/01/38)	140	140,759
4.90%, 08/15/37 (Call 02/14/37)	140	142,572
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	145,632
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	20	16,848
4.30%, 07/29/49 (Call 01/29/49)	25	23,293
4.46%, 04/01/48 (Call 10/01/47)	110	105,634
Cisco Systems Inc.
5.50%, 01/15/40	110	125,226
5.90%, 02/15/39	104	122,784
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	70	63,543
4.70%, 03/15/37	25	24,722
4.75%, 03/15/42	60	59,403
5.35%, 11/15/48 (Call 05/15/48)	25	26,600
5.45%, 11/15/79 (Call 05/19/79)	20	19,912
5.75%, 08/15/40(b)	46	51,094
5.85%, 11/15/68 (Call 05/15/68)	11	11,479
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	122,139
Embarq Corp., 8.00%, 06/01/36	67	56,443
Juniper Networks Inc., 5.95%, 03/15/41	36	36,682
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	25	21,527
Series U, 7.65%, 03/15/42	25	21,530
Motorola Solutions Inc., 5.50%, 09/01/44	36	34,970
Nokia OYJ, 6.63%, 05/15/39	25	26,400
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	40	43,693
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(b)	66	53,715
4.30%, 02/15/48 (Call 08/15/47)	55	47,757
4.35%, 05/01/49 (Call 11/01/48)	63	56,265
4.50%, 03/15/42 (Call 09/15/41)(a)	25	23,271
4.50%, 03/15/43 (Call 09/15/42)	45	41,055
4.55%, 03/15/52 (Call 09/15/51)(a)	25	23,245
5.00%, 03/15/44 (Call 09/15/43)	80	78,858
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	29	25,696
Telecom Italia Capital SA
6.00%, 09/30/34	45	39,832
6.38%, 11/15/33	45	41,104
7.20%, 07/18/36	50	45,363
7.72%, 06/04/38	48	43,415

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA
4.90%, 03/06/48	$155	$140,439
5.21%, 03/08/47	150	142,125
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	60	56,932
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	50	39,363
3.30%, 02/15/51 (Call 08/15/50)	205	158,719
3.40%, 10/15/52 (Call 04/15/52)(a)	100	77,674
4.38%, 04/15/40 (Call 10/15/39)(b)	170	159,696
4.50%, 04/15/50 (Call 10/15/49)	210	195,890
U.S. Cellular Corp., 6.70%, 12/15/33	30	30,017
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)	188	139,323
3.00%, 11/20/60 (Call 05/20/60)	185	134,721
3.55%, 03/22/51 (Call 09/22/50)	360	305,176
3.85%, 11/01/42 (Call 05/01/42)	140	126,018
3.88%, 03/01/52 (Call 09/01/51)	40	35,901
4.00%, 03/22/50 (Call 09/22/49)	195	178,359
4.27%, 01/15/36	105	103,659
4.40%, 11/01/34 (Call 05/01/34)	260	261,934
4.75%, 11/01/41	62	62,050
4.81%, 03/15/39	190	197,340
4.86%, 08/21/46	235	245,460
Vodafone Group PLC
4.25%, 09/17/50	105	92,902
4.38%, 02/19/43	88	80,402
4.88%, 06/19/49	110	106,293
5.00%, 05/30/38	110	111,205
5.13%, 06/19/59	30	29,375
5.13%, 06/04/81 (Call 12/04/50)(c)	50	39,089
6.15%, 02/27/37	110	123,715
		7,825,597
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	15	14,376
6.35%, 03/15/40	30	32,440
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	20	19,212
6.20%, 10/01/40	10	10,227
		76,255
Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	7,972
3.55%, 02/15/50 (Call 08/15/49)	50	43,652
3.90%, 08/01/46 (Call 02/01/46)	55	50,767
4.05%, 06/15/48 (Call 12/15/47)	45	42,564
4.13%, 06/15/47 (Call 12/15/46)	40	38,264
4.15%, 04/01/45 (Call 10/01/44)	45	42,961
4.15%, 12/15/48 (Call 06/15/48)	51	48,826
4.38%, 09/01/42 (Call 03/01/42)	55	54,066
4.45%, 03/15/43 (Call 09/15/42)	59	58,355
4.55%, 09/01/44 (Call 03/01/44)	55	55,251
4.70%, 09/01/45 (Call 03/01/45)	10	10,228
4.90%, 04/01/44 (Call 10/01/43)	59	61,618
5.05%, 03/01/41 (Call 09/01/40)	30	31,699
5.15%, 09/01/43 (Call 03/01/43)	45	48,852
5.40%, 06/01/41 (Call 12/01/40)	40	44,012
5.75%, 05/01/40 (Call 11/01/39)	45	51,475
6.15%, 05/01/37	40	48,274
Security	Par (000)	Value

Transportation (continued)
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	$40	$28,250
3.20%, 08/02/46 (Call 02/02/46)	45	36,860
3.65%, 02/03/48 (Call 08/03/47)	35	31,008
4.45%, 01/20/49 (Call 07/20/48)(b)	25	24,898
6.20%, 06/01/36	30	35,167
6.25%, 08/01/34	10	11,774
6.38%, 11/15/37	18	21,479
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	36,045
4.80%, 08/01/45 (Call 02/01/45)	20	20,269
5.95%, 05/15/37	31	35,625
6.13%, 09/15/2115 (Call 03/15/2115)	53	59,496
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	45	36,825
3.80%, 11/01/46 (Call 05/01/46)	28	24,779
3.80%, 04/15/50 (Call 10/15/49)	25	21,952
3.95%, 05/01/50 (Call 11/01/49)	41	36,920
4.10%, 03/15/44 (Call 09/15/43)	48	43,751
4.25%, 11/01/66 (Call 05/01/66)	40	35,580
4.30%, 03/01/48 (Call 09/01/47)	35	33,345
4.40%, 03/01/43 (Call 09/01/42)	36	33,752
4.50%, 08/01/54 (Call 02/01/54)	30	29,051
4.65%, 03/01/68 (Call 09/01/67)	10	9,539
4.75%, 05/30/42 (Call 11/30/41)	25	24,964
5.50%, 04/15/41 (Call 10/15/40)	35	38,175
6.00%, 10/01/36	25	28,520
6.15%, 05/01/37	30	35,293
6.22%, 04/30/40	40	46,999
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(f)	200	182,800
FedEx Corp.
3.90%, 02/01/35	46	42,718
4.05%, 02/15/48 (Call 08/15/47)	70	60,869
4.10%, 04/15/43	40	35,310
4.10%, 02/01/45	65	56,957
4.40%, 01/15/47 (Call 07/15/46)	52	47,421
4.55%, 04/01/46 (Call 10/01/45)	36	33,507
4.75%, 11/15/45 (Call 05/15/45)	78	75,508
4.90%, 01/15/34	25	25,849
4.95%, 10/17/48 (Call 04/17/48)	65	63,914
5.10%, 01/15/44	53	53,165
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(b)(f)	200	156,396
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	25	20,484
4.20%, 11/15/69 (Call 05/15/69)	16	13,886
4.30%, 05/15/43 (Call 11/15/42)	45	40,271
4.70%, 05/01/48 (Call 11/01/47)	15	14,752
4.95%, 08/15/45 (Call 02/15/45)	35	34,778
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	195	195,205
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	25	19,577
3.16%, 05/15/55 (Call 11/15/54)	78	60,170
3.40%, 11/01/49 (Call 05/01/49)	50	40,976
3.70%, 03/15/53 (Call 09/15/52)	10	8,671
3.94%, 11/01/47 (Call 05/01/47)	59	53,357
3.95%, 10/01/42 (Call 04/01/42)	71	64,479
4.05%, 08/15/52 (Call 02/15/52)	55	50,271
4.10%, 05/15/49 (Call 11/15/48)	55	50,716
4.65%, 01/15/46 (Call 07/15/45)	50	50,031

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.84%, 10/01/41	$40	$40,891
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	32,763
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	78,101
3.55%, 08/15/39 (Call 02/15/39)	50	45,072
3.55%, 05/20/61 (Call 11/20/60)	45	37,552
3.60%, 09/15/37 (Call 03/15/37)	71	66,325
3.75%, 02/05/70 (Call 08/05/69)	55	45,950
3.80%, 10/01/51 (Call 04/01/51)	89	80,428
3.80%, 04/06/71 (Call 10/06/70)	75	63,330
3.84%, 03/20/60 (Call 09/20/59)	102	90,255
3.88%, 02/01/55 (Call 08/01/54)	45	40,237
4.00%, 04/15/47 (Call 10/15/46)	55	51,435
4.05%, 11/15/45 (Call 05/15/45)	55	50,232
4.05%, 03/01/46 (Call 09/01/45)	25	23,449
4.10%, 09/15/67 (Call 03/15/67)	45	40,490
4.30%, 03/01/49 (Call 09/01/48)	65	63,604
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	45	39,020
3.63%, 10/01/42	45	40,553
3.75%, 11/15/47 (Call 05/15/47)	77	70,889
4.25%, 03/15/49 (Call 09/15/48)	15	14,809
4.88%, 11/15/40 (Call 05/15/40)	45	47,519
5.30%, 04/01/50 (Call 10/01/49)	65	74,017
6.20%, 01/15/38	85	101,819
XPO CNW Inc., 6.70%, 05/01/34	15	14,386
		4,364,316
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	50	49,015
Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	33,252
3.75%, 09/01/47 (Call 03/01/47)	45	39,199
4.20%, 09/01/48 (Call 03/01/48)	50	46,642
4.30%, 12/01/42 (Call 06/01/42)	45	42,952
4.30%, 09/01/45 (Call 03/01/45)	25	23,248
6.59%, 10/15/37	45	54,371
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	35	27,339
4.28%, 05/01/49 (Call 11/01/48)	30	27,234
		294,237

Total Corporate Bonds & Notes — 50.8%
(Cost: $147,079,999)		121,557,169

Foreign Government Obligations(g)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(f)	200	179,010

Argentina — 0.5%
Argentina Bonar Bonds
1.13%, 07/09/35(e)	880	225,597
2.00%, 01/09/38(e)	335	105,810
2.50%, 07/09/41(e)	70	21,723
Argentine Republic Government International Bond
1.13%, 07/09/35 (Call 07/01/22)(e)	970	264,325
1.13%, 07/09/46 (Call 07/01/22)(e)	45	12,699
2.00%, 01/09/38 (Call 07/01/22)(e)	520	181,584
2.50%, 07/09/41 (Call 07/01/22)(b)(e)	515	167,282
Security	Par (000)	Value

Argentina (continued)
Provincia de Buenos Aires/Government Bonds, 3.90%, 09/01/37(e)(f)	$320	$124,944
		1,103,964
Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(f)	200	166,186

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	7,915

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	200	151,372
5.00%, 01/27/45(b)	200	160,166
5.63%, 01/07/41(b)	100	88,852
5.63%, 02/21/47	200	171,250
7.13%, 01/20/37	100	108,395
		680,035
Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	161,572
3.10%, 01/22/61 (Call 07/22/60)	200	145,682
3.50%, 01/25/50 (Call 07/25/49)	200	163,374
		470,628
China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	172,484

Colombia — 0.3%
Colombia Government International Bond
4.13%, 05/15/51 (Call 11/15/50)	200	141,314
5.00%, 06/15/45 (Call 12/15/44)	200	156,178
5.63%, 02/26/44 (Call 08/26/43)	200	168,204
6.13%, 01/18/41(b)	300	271,764
		737,460
Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(f)	200	184,600

Dominican Republic — 0.2%
Dominican Republic International Bond
4.88%, 09/23/32(f)	150	129,577
5.88%, 01/30/60(f)	300	233,850
6.40%, 06/05/49(f)	150	127,353
7.45%, 04/30/44(f)	100	96,285
		587,065
Ecuador — 0.1%
Ecuador Government International Bond
0.50%, 07/31/40(e)(f)	150	82,691
6.90%, 07/31/35(e)(f)	400	256,196
		338,887
Egypt — 0.2%
Egypt Government International Bond
8.50%, 01/31/47(f)	200	145,478
8.70%, 03/01/49(f)	200	146,854
8.88%, 05/29/50(f)	200	147,514
		439,846
El Salvador — 0.0%
El Salvador Government International Bond, 7.12%, 01/20/50 (Call 07/20/49)(f)	200	77,514

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana — 0.0%
Ghana Government International Bond, 8.88%, 05/07/42(f)	$200	$103,958

Hong Kong — 0.1%
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(a)	200	163,214

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	123,448

Indonesia — 0.5%
Indonesia Government International Bond
3.05%, 03/12/51	200	159,608
4.20%, 10/15/50	200	181,214
4.45%, 04/15/70	200	182,424
4.63%, 04/15/43(f)	200	189,872
5.25%, 01/17/42(f)	200	205,154
6.63%, 02/17/37(f)	100	115,002
7.75%, 01/17/38(f)	100	125,725
8.50%, 10/12/35(f)	130	171,908
		1,330,907
Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	47,872
Israel Government International Bond, 3.88%, 07/03/50	200	187,342
State of Israel, 3.80%, 05/13/60(f)	400	358,804
		594,018
Italy — 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	300	256,137

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/22)(e)(f)	99	92,668

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45(b)	200	232,780

Lebanon — 0.0%
Lebanon Government International Bond, 7.25%, 03/23/37(f)(h)(i)	50	4,551

Mexico — 0.6%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	200	141,598
3.77%, 05/24/61 (Call 11/24/60)	200	144,132
4.50%, 01/31/50 (Call 07/31/49)	200	170,718
4.60%, 01/23/46	200	173,476
4.60%, 02/10/48	200	172,352
4.75%, 03/08/44	100	89,975
5.00%, 04/27/51 (Call 10/27/50)	200	181,916
5.55%, 01/21/45	50	49,493
5.75%, 10/12/2110	150	137,958
6.75%, 09/27/34	160	184,336
7.50%, 04/08/33	25	31,197
		1,477,151
Morocco — 0.1%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	138,402

Nigeria — 0.1%
Nigeria Government International Bond, 7.63%, 11/28/47(f)	200	143,110
Security	Par (000)	Value

Oman — 0.2%
Oman Government International Bond
7.00%, 01/25/51(f)	$200	$190,446
7.38%, 10/28/32(f)	200	220,830
		411,276
Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	200	153,142
4.30%, 04/29/53	200	170,324
4.50%, 05/15/47	200	177,488
4.50%, 04/16/50 (Call 10/16/49)	200	176,426
		677,380
Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	191,628

Peru — 0.2%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	79,628
2.78%, 12/01/60 (Call 06/01/60)	100	68,501
3.00%, 01/15/34 (Call 10/15/33)	35	30,111
3.23%, 07/28/2121 (Call 01/28/2121)	60	40,916
5.63%, 11/18/50	125	138,650
6.55%, 03/14/37	65	74,869
8.75%, 11/21/33	100	132,159
		564,834
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	151,382
2.95%, 05/05/45	200	158,226
3.95%, 01/20/40	300	280,236
6.38%, 10/23/34	100	118,033
		707,877
Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	200	202,926
4.82%, 03/14/49(f)	400	429,904
5.10%, 04/23/48(f)	400	446,008
		1,078,838
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	100	77,017
5.13%, 06/15/48(f)	50	45,321
6.13%, 01/22/44(f)	50	50,801
		173,139
Saudi Arabia — 0.6%
Saudi Government International Bond
2.25%, 02/02/33(f)	200	175,080
3.45%, 02/02/61(f)	200	159,664
3.75%, 01/21/55(f)	200	174,400
4.63%, 10/04/47(f)	200	195,538
5.00%, 04/17/49(f)	400	413,868
5.25%, 01/16/50(f)	200	214,680
		1,333,230
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(f)	200	174,586

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	$200	$150,340
5.75%, 09/30/49	200	161,492
		311,832
South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	204,418

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	85	100,642
Inter-American Development Bank
3.20%, 08/07/42	50	47,416
3.88%, 10/28/41	30	31,360
4.38%, 01/24/44	35	39,437
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	80,613
		299,468
Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	129,336
6.00%, 01/14/41	300	216,996
6.63%, 02/17/45	200	151,268
6.88%, 03/17/36	135	110,965
7.25%, 03/05/38	50	42,449
8.00%, 02/14/34(b)	95	89,712
		740,726
Ukraine — 0.0%
Ukraine Government International Bond, 7.25%, 03/15/33(f)	200	72,300

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.13%, 09/30/49(f)	400	330,656
3.88%, 04/16/50(f)	200	188,482
4.13%, 10/11/47(f)	200	195,496
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	141,776
		856,410
Uruguay — 0.2%
Uruguay Government International Bond
4.98%, 04/20/55	125	131,151
5.10%, 06/18/50	200	213,712
7.63%, 03/21/36	100	129,298
		474,161
Total Foreign Government Obligations — 7.5%
(Cost: $22,496,082)		18,078,041

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	53,409

California — 1.0%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	69,087
Series S-3, 6.91%, 10/01/50	125	169,778
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	134,167
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	58,992
Security	Par (000)	Value

California (continued)
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	$100	$87,665
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	112,111
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	66,466
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	50	58,016
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	168,519
Regents of the University of California Medical Center Pooled Revenue RB, Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	65	49,053
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	191,575
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	121,301
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	62,109
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	102,684
State of California GO BAB
7.30%, 10/01/39	100	131,829
7.50%, 04/01/34	145	189,791
7.55%, 04/01/39	100	137,908
7.60%, 11/01/40	145	203,386
University of California RB
Series AQ, 4.77%, 05/15/2115	50	46,912
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	50	37,992
University of California RB BAB, 5.77%, 05/15/43	50	57,611
		2,256,952
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	24,199

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	49,191

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	92	108,580
Project M, Series 2010-A, 6.66%, 04/01/57	48	57,682
		166,262
Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	100	100,166
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	62,950
State of Illinois GO, 5.10%, 06/01/33	425	433,044
		596,160
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	39,235
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	58,657
		97,892
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	112,858

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	$25	$28,746
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	57,473
		199,077
Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	83,271
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	100	80,422
		163,693
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	84,875

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	202,079
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	58,512
		260,591
New York — 0.5%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	111,773
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	203,828
New York City Municipal Water Finance Authority RB, 5.44%, 06/15/43	100	116,146
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	54,211
5.57%, 11/01/38	50	54,295
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	86,380
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	109,750
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	64,192
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	59,521
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	80	84,671
Series 174, 4.46%, 10/01/62	100	98,279
Series 181, 4.96%, 08/01/46	50	53,535
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	51,428
		1,148,009
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	73,210
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	74,340
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	107,484
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	26,345
		281,379
Oregon — 0.1%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	114,786
Security	Par (000)	Value

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	$40	$49,013

Texas — 0.4%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	28,553
5.81%, 02/01/41	50	57,900
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	118,159
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	34,555
Dallas Fort Worth International Airport RB
4.51%, 11/01/51 (Call 11/01/32)	45	43,077
Series C, Class C, 2.92%, 11/01/50	100	78,537
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 07/01/22) (PSF)	40	42,539
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	118,052
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	64,633
State of Texas GO BAB
5.52%, 04/01/39	50	56,899
Series A, 4.68%, 04/01/40	100	104,941
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	85,094
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	37,564
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	164,039
		1,034,542

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	50	35,399
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	37,276
		72,675

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	54,690

Total Municipal Debt Obligations — 2.8%
(Cost: $7,421,353)		6,707,395

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.3%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	300	302,420
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	500	453,729
		756,149
U.S. Government Agency Obligations — 0.8%
Federal Home Loan Banks, 5.50%, 07/15/36	290	354,757
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	375	472,695
Tennessee Valley Authority
3.50%, 12/15/42	50	46,343
4.65%, 06/15/35	75	83,117
5.25%, 09/15/39	65	75,895
5.38%, 04/01/56	500	639,100
5.88%, 04/01/36	200	246,258

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Series B, 4.70%, 07/15/33	$40	$44,180
		1,962,345
U.S. Government Obligations — 36.1%
U.S. Treasury Bonds, 2.88%, 05/15/52	1,100	1,058,578
U.S. Treasury Note/Bond
1.13%, 05/15/40	2,230	1,581,558
1.13%, 08/15/40	9,450	6,657,820
1.25%, 05/15/50	600	387,188
1.38%, 11/15/31	3,485	3,058,087
1.38%, 11/15/40	7,200	5,293,125
1.38%, 08/15/50	2,890	1,929,978
1.63%, 11/15/50	6,670	4,764,881
1.75%, 08/15/41	1,550	1,204,883
1.88%, 02/15/41	910	729,137
1.88%, 02/15/51	6,100	4,640,766
1.88%, 11/15/51	3,940	3,004,250
2.00%, 11/15/41	2,100	1,706,578
2.00%, 02/15/50	3,450	2,710,406
2.00%, 08/15/51	3,400	2,666,344
2.25%, 05/15/41	1,550	1,318,469
2.25%, 08/15/46	1,922	1,578,442
2.25%, 08/15/49	200	166,656
2.25%, 02/15/52	3,650	3,054,594
2.38%, 02/15/42	1,400	1,213,406
2.38%, 11/15/49	1,660	1,421,894
2.38%, 05/15/51	2,400	2,060,625
2.50%, 02/15/45	2,530	2,185,683
2.50%, 02/15/46	895	773,196
2.50%, 05/15/46	1,750	1,511,016
2.75%, 08/15/42	400	365,688
2.75%, 11/15/42	325	296,664
2.75%, 08/15/47	450	409,359
2.75%, 11/15/47	3,000	2,732,812
2.88%, 05/15/43	2,150	1,999,836
2.88%, 11/15/46	150	139,102
2.88%, 05/15/49	100	94,688
3.00%, 02/15/47	300	285,000
3.00%, 05/15/47	1,200	1,140,187
3.00%, 02/15/48	3,250	3,113,906
3.00%, 08/15/48	3,460	3,323,762
3.00%, 02/15/49	955	924,112
3.13%, 11/15/41	600	586,500
3.13%, 02/15/42	800	780,500
3.13%, 02/15/43	500	484,531
3.13%, 08/15/44	1,050	1,012,922
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 05/15/48	$2,435	$2,394,290
3.25%, 05/15/42	450	448,734
3.38%, 05/15/44	1,450	1,458,156
3.63%, 08/15/43	2,950	3,085,977
3.75%, 11/15/43	2,300	2,452,016
3.88%, 08/15/40	150	164,133
4.38%, 11/15/39	530	620,183
4.38%, 05/15/40	895	1,045,472
5.00%, 05/15/37	200	250,281
		86,286,371

Total U.S. Government & Agency Obligations — 37.2%
(Cost: $108,379,599)		89,004,865

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(j)(k)(l)	6,185	6,185,444

Total Short-Term Securities — 2.6%
(Cost: $6,185,444)		6,185,444

Total Investments in Securities — 100.9%
(Cost: $291,562,477)		241,532,914

Liabilities in Excess of Other Assets — (0.9)%		(2,256,693)

Net Assets — 100.0%		$239,276,221

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Non-income producing security.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,513,107	$3,672,337	(a)	$—	$—	$—	$6,185,444	6,185	$7,562	(b)	$—

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2022

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$121,557,169	$—	$121,557,169
Foreign Government Obligations	—	18,078,041	—	18,078,041
Municipal Debt Obligations	—	6,707,395	—	6,707,395
U.S. Government & Agency Obligations	—	89,004,865	—	89,004,865
Money Market Funds	6,185,444	—	—	6,185,444
	$6,185,444	$235,347,470	$—	$241,532,914

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond	PSF	Permanent School Fund
GO	General Obligation	RB	Revenue Bond
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company